UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-07507

DWS Investments VIT Funds
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154
(Address of principal executive offices)  (Zip code)

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 250-3220

Date of fiscal year end:  12/31

Date of reporting period:  9/30/2012

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of September 30, 2012 (Unaudited)

DWS Small Cap Index VIP
	Shares	Value ($)
Common Stocks 98.7%
Consumer Discretionary 13.8%
Auto Components 0.8%
American Axle & Manufacturing Holdings, Inc.*	17,465	196,830
Cooper Tire & Rubber Co.	16,418	314,897
Dana Holding Corp.	38,962	479,233
Dorman Products, Inc.*	6,379	201,002
Drew Industries, Inc.*	4,980	150,446
Exide Technologies*	20,949	64,942
Federal-Mogul Corp.*	4,957	45,357
Fuel Systems Solutions, Inc.* (a)	3,939	67,711
Gentherm, Inc.* (a)	7,786	96,858
Modine Manufacturing Co.*	12,024	88,737
Shiloh Industries, Inc.	1,452	16,291
Spartan Motors, Inc. (a)	9,110	45,550
Standard Motor Products, Inc. (a)	5,261	96,908
Stoneridge, Inc.*	7,745	38,493
Superior Industries International, Inc.	5,886	100,592
Tenneco, Inc.*	16,013	448,364
Tower International, Inc.*	1,701	13,115

		2,465,326
Automobiles 0.0%
Winnebago Industries, Inc.* (a)	7,500	94,725
Distributors 0.2%
Core-Mark Holding Co., Inc.	3,041	146,302
Pool Corp.	12,517	520,457
VOXX International Corp.*	4,797	35,882
Weyco Group, Inc. (a)	1,795	43,708

		746,349
Diversified Consumer Services 1.1%
American Public Education, Inc.* (a)	4,692	170,930
Ascent Capital Group, Inc. "A"*	3,722	201,025
Bridgepoint Education, Inc.* (a)	4,764	48,355
Capella Education Co.* (a)	3,616	126,777
Career Education Corp.*	13,898	52,395
Carriage Services, Inc.	4,278	41,368
Coinstar, Inc.* (a)	8,247	370,950
Collectors Universe, Inc.	1,449	20,329
Corinthian Colleges, Inc.* (a)	20,624	49,085
Education Management Corp.* (a)	7,160	22,268
Grand Canyon Education, Inc.*	10,460	246,124
Hillenbrand, Inc.	14,529	264,283
K12, Inc.* (a)	6,905	139,481
Lincoln Educational Services Corp.	5,887	24,725
Mac-Gray Corp.	3,169	42,496
Matthews International Corp. "A"	7,395	220,519
National American University Holdings, Inc.	2,172	10,860
Regis Corp. (a)	15,153	278,512
Sotheby's	17,871	562,937
Steiner Leisure Ltd.*	3,988	185,641
Stewart Enterprises, Inc. "A" (a)	19,787	166,112
Strayer Education, Inc. (a)	3,157	203,153
Universal Technical Institute, Inc.	5,638	77,241

		3,525,566
Hotels, Restaurants & Leisure 3.2%
AFC Enterprises, Inc.*	6,465	159,039
Ameristar Casinos, Inc.	8,824	157,067
Biglari Holdings, Inc.*	311	113,534
BJ's Restaurants, Inc.* (a)	6,441	292,099
Bloomin' Brands, Inc.*	4,828	79,421
Bluegreen Corp.*	3,840	24,115
Bob Evans Farms, Inc.	7,655	299,540
Boyd Gaming Corp.* (a)	14,259	100,669
Bravo Brio Restaurant Group, Inc.* (a)	5,272	76,708
Buffalo Wild Wings, Inc.* (a)	4,898	419,955
Caesars Entertainment Corp.* (a)	9,684	65,851
Caribou Coffee Co., Inc.* (a)	5,657	77,671
Carrols Restaurant Group, Inc.*	4,342	25,010
CEC Entertainment, Inc.	4,775	143,823
Churchill Downs, Inc.	3,396	212,997
Chuy's Holdings, Inc.*	1,760	43,155
Cracker Barrel Old Country Store, Inc.	5,054	339,174
Del Frisco's Restaurant Group, Inc.*	1,522	22,678
Denny's Corp.*	25,072	121,599
DineEquity, Inc.* (a)	4,028	225,568
Domino's Pizza, Inc.	15,262	575,377
Einstein Noah Restaurant Group, Inc.	1,466	25,934
Fiesta Restaurant Group, Inc.*	4,324	68,622
Frisch's Restaurants, Inc.	838	16,634
Ignite Restaurant Group, Inc.* (a)	1,775	24,743
International Speedway Corp. "A"	7,224	204,945
Interval Leisure Group, Inc.	10,181	192,726
Isle of Capri Casinos, Inc.* (a)	5,455	37,912
Jack in the Box, Inc.*	11,639	327,172
Jamba, Inc.* (a)	16,963	37,827
Krispy Kreme Doughnuts, Inc.*	15,920	126,246
LIFE TIME FITNESS, Inc.* (a)	11,306	517,136
Luby's, Inc.* (a)	5,004	33,677
Marcus Corp.	5,319	59,041
Marriott Vacations Worldwide Corp.*	6,965	250,879
Monarch Casino & Resort, Inc.*	2,265	19,728
Morgans Hotel Group Co.*	5,613	36,035
MTR Gaming Group, Inc.*	6,053	25,483
Multimedia Games Holding Co., Inc.*	7,177	112,894
Nathan's Famous, Inc.*	715	22,487
Orient-Express Hotels Ltd. "A"*	25,384	225,918
Papa John's International, Inc.*	4,705	251,294
Peet's Coffee & Tea, Inc.* (a)	3,483	255,443
Pinnacle Entertainment, Inc.*	16,299	199,663
Premier Exhibitions, Inc.*	6,895	16,341
Red Lion Hotels Corp.*	3,771	23,569
Red Robin Gourmet Burgers, Inc.*	3,932	128,026
Ruby Tuesday, Inc.* (a)	16,457	119,313
Ruth's Hospitality Group, Inc.* (a)	9,324	59,394
Ryman Hospitality Properties, Inc. (REIT)*	8,188	323,672
Scientific Games Corp. "A"*	15,243	126,060
Shuffle Master, Inc.*	14,352	226,905
Six Flags Entertainment Corp. (a)	10,452	614,578
Sonic Corp.*	15,925	163,550
Speedway Motorsports, Inc. (a)	3,181	48,987
Texas Roadhouse, Inc. (a)	16,467	281,586
The Cheesecake Factory, Inc. (a)	14,257	509,688
Town Sports International Holdings, Inc.*	6,220	76,941
Vail Resorts, Inc. (a)	9,484	546,753
WMS Industries, Inc.*	14,440	236,527

		10,149,379
Household Durables 1.0%
American Greetings Corp. "A" (a)	9,420	158,256
Bassett Furniture Industries, Inc.	3,038	37,823
Beazer Homes U.S.A., Inc.*	26,589	94,391
Blyth, Inc.	2,728	70,901
Cavco Industries, Inc.* (a)	1,834	84,162
CSS Industries, Inc.	2,632	54,088
Ethan Allen Interiors, Inc. (a)	6,288	137,833
Flexsteel Industries, Inc.	1,212	25,088
Helen of Troy Ltd.*	8,348	265,717
Hooker Furniture Corp.	2,904	37,723
Hovnanian Enterprises, Inc. "A"* (a)	26,772	92,631
iRobot Corp.* (a)	7,161	162,984
KB HOME (a)	20,206	289,956
La-Z-Boy, Inc.*	13,812	202,070
Libbey, Inc.* (a)	5,505	86,869
Lifetime Brands, Inc. (a)	2,536	30,204
M.D.C. Holdings, Inc.	10,106	389,182
M/I Homes, Inc.*	5,118	98,982
Meritage Homes Corp.*	7,588	288,572
Ryland Group, Inc. (a)	11,794	353,820
Sealy Corp.* (a)	13,302	28,998
Skullcandy, Inc.* (a)	4,347	59,771
Standard Pacific Corp.* (a)	29,105	196,750
Universal Electronics, Inc.*	3,966	69,722
Zagg, Inc.* (a)	6,833	58,286

		3,374,779
Internet & Catalog Retail 0.4%
1-800 FLOWERS.COM, Inc. "A"*	6,901	25,741
Blue Nile, Inc.* (a)	3,711	137,641
CafePress, Inc.* (a)	1,242	11,315
Geeknet, Inc.* (a)	1,184	22,910
HSN, Inc.	9,974	489,225
Kayak Software Corp.*	918	32,433
NutriSystem, Inc. (a)	7,651	80,565
Orbitz Worldwide, Inc.*	5,489	13,997
Overstock.com, Inc.* (a)	2,996	31,038
PetMed Express, Inc. (a)	5,415	54,366
Shutterfly, Inc.* (a)	9,418	293,088
U.S. Auto Parts Network, Inc.* (a)	4,076	14,103
Vitacost.com, Inc.* (a)	5,951	40,348

		1,246,770
Leisure Equipment & Products 0.5%
Arctic Cat, Inc.*	3,393	140,674
Black Diamond, Inc.* (a)	5,636	49,428
Brunswick Corp.	23,524	532,348
Callaway Golf Co. (a)	17,117	105,098
JAKKS Pacific, Inc. (a)	6,860	99,950
Johnson Outdoors, Inc. "A"* (a)	1,520	32,513
LeapFrog Enterprises, Inc.*	13,517	121,923
Marine Products Corp.	3,050	18,178
Smith & Wesson Holding Corp.*	16,863	185,662
Steinway Musical Instruments, Inc.*	1,732	42,192
Sturm, Ruger & Co., Inc. (a)	5,023	248,588

		1,576,554
Media 1.2%
Arbitron, Inc.	6,951	263,443
Beasley Broadcast Group, Inc. "A"*	1,185	5,783
Belo Corp. "A"	24,600	192,618
Carmike Cinemas, Inc.*	4,747	53,404
Central European Media Enterprises Ltd. "A"* (a)	9,963	64,859
Crown Media Holdings, Inc.* (a)	7,874	13,150
Cumulus Media, Inc. "A"* (a)	15,081	41,322
Daily Journal Corp.* (a)	263	24,661
Dial Global, Inc.*	1,464	3,967
Digital Generation, Inc.*	7,479	84,961
Entercom Communications Corp. "A"* (a)	6,479	44,446
Entravision Communications Corp. "A"	13,431	17,998
Fisher Communications, Inc.*	2,319	85,246
Global Sources Ltd.* (a)	5,067	33,239
Harte-Hanks, Inc.	11,413	79,092
Journal Communications, Inc. "A"*	11,334	58,937
LIN TV Corp. "A"*	7,600	33,440
Lions Gate Entertainment Corp.* (a)	22,349	341,269
Live Nation Entertainment, Inc.*	36,833	317,132
Martha Stewart Living Omnimedia, Inc. "A" (a)	7,657	23,507
McClatchy Co. "A"* (a)	14,716	32,817
MDC Partners, Inc. "A" (a)	6,735	83,110
Meredith Corp. (a)	9,535	333,725
National CineMedia, Inc.	14,678	240,279
New York Times Co. "A"*	35,874	350,130
Nexstar Broadcasting Group, Inc. "A"* (a)	2,951	31,340
Outdoor Channel Holdings, Inc.	3,731	27,162
ReachLocal, Inc.*	2,611	32,742
Reading International, Inc. "A"* (a)	4,460	26,314
Rentrak Corp.*	2,404	40,700
Saga Communications, Inc. "A"*	945	38,291
Salem Communications Corp. "A"	2,719	14,248
Scholastic Corp. (a)	6,804	216,231
Sinclair Broadcast Group, Inc. "A"	13,480	151,111
The E.W. Scripps Co. "A"*	7,911	84,252
Valassis Communications, Inc.* (a)	11,251	277,787
Value Line, Inc. (a)	300	2,928
World Wrestling Entertainment, Inc. "A" (a)	7,267	58,499

		3,824,140
Multiline Retail 0.2%
Fred's, Inc. "A" (a)	9,542	135,783
Gordmans Stores, Inc.*	2,268	41,845
Saks, Inc.* (a)	28,918	298,144
The Bon-Ton Stores, Inc. (a)	3,254	30,913
Tuesday Morning Corp.*	11,226	73,530

		580,215
Specialty Retail 3.7%
Aeropostale, Inc.*	21,388	289,380
America's Car-Mart, Inc.*	2,110	95,942
ANN, Inc.* (a)	12,826	483,925
Asbury Automotive Group, Inc.*	7,410	207,110
Barnes & Noble, Inc.* (a)	7,608	97,230
bebe stores, inc. (a)	9,268	44,486
Big 5 Sporting Goods Corp. (a)	4,473	44,506
Body Central Corp.*	4,334	45,290
Brown Shoe Co., Inc. (a)	11,122	178,286
Cabela's, Inc.* (a)	12,289	671,963
Casual Male Retail Group, Inc.*	11,533	53,398
Cato Corp. "A"	7,205	214,061
Children's Place Retail Stores, Inc.* (a)	6,350	381,000
Citi Trends, Inc.* (a)	3,928	49,316
Collective Brands, Inc.* (a)	16,098	349,488
Conn's, Inc.* (a)	4,180	92,169
Destination Maternity Corp. (a)	3,589	67,114
Express, Inc.*	23,528	348,685
Five Below, Inc.*	2,903	113,449
Francesca's Holdings Corp.* (a)	9,161	281,518
Genesco, Inc.*	6,441	429,808
Group 1 Automotive, Inc.	6,032	363,307
Haverty Furniture Companies, Inc.	5,054	70,150
hhgregg, Inc.* (a)	4,291	29,608
Hibbett Sports, Inc.*	6,942	412,702
Hot Topic, Inc.	11,277	98,110
Jos. A. Bank Clothiers, Inc.* (a)	7,313	354,534
Kirkland's, Inc.* (a)	3,583	35,579
Lithia Motors, Inc. "A" (a)	5,652	188,268
Lumber Liquidators Holdings, Inc.* (a)	7,258	367,835
MarineMax, Inc.* (a)	5,482	45,446
Mattress Firm Holding Corp.* (a)	2,951	83,071
Monro Muffler Brake, Inc. (a)	8,121	285,778
New York & Co., Inc.*	6,834	25,628
Office Depot, Inc.*	76,147	194,936
OfficeMax, Inc. (a)	22,767	177,810
Orchard Supply Hardware Stores Corp. "A"*	514	7,443
Penske Automotive Group, Inc.	11,141	335,233
Perfumania Holdings, Inc.*	1,371	9,871
Pier 1 Imports, Inc. (a)	25,584	479,444
RadioShack Corp. (a)	26,658	63,446
Rent-A-Center, Inc.	15,643	548,756
Rue21, Inc.* (a)	4,149	129,241
Select Comfort Corp.*	14,931	471,073
Shoe Carnival, Inc.	3,833	90,191
Sonic Automotive, Inc. "A" (a)	10,694	202,972
Stage Stores, Inc. (a)	8,163	171,913
Stein Mart, Inc.*	7,238	61,595
Systemax, Inc.* (a)	2,979	35,182
Teavana Holdings, Inc.* (a)	2,356	30,722
The Buckle, Inc. (a)	7,295	331,412
The Finish Line, Inc. "A"	13,390	304,489
The Men's Wearhouse, Inc.	13,394	461,155
The Pep Boys - Manny, Moe & Jack (a)	13,713	139,598
The Wet Seal, Inc. "A"*	23,786	74,926
Tilly's, Inc. "A"* (a)	2,459	45,073
Vitamin Shoppe, Inc.* (a)	7,749	451,922
West Marine, Inc.* (a)	3,980	42,307
Winmark Corp. (a)	579	31,312
Zumiez, Inc.* (a)	5,722	158,671

		11,948,833
Textiles, Apparel & Luxury Goods 1.5%
Cherokee, Inc. (a)	2,369	34,493
Columbia Sportswear Co. (a)	3,189	172,206
Crocs, Inc.*	23,665	383,610
Culp, Inc.	2,339	27,507
Delta Apparel, Inc.* (a)	1,898	26,135
Fifth & Pacific Companies, Inc.* (a)	28,626	365,840
G-III Apparel Group Ltd.* (a)	4,404	158,104
Iconix Brand Group, Inc.* (a)	18,598	339,228
K-Swiss, Inc. "A"*	7,254	24,881
Maidenform Brands, Inc.* (a)	6,159	126,136
Movado Group, Inc.	4,617	155,685
Oxford Industries, Inc. (a)	3,648	205,930
Perry Ellis International, Inc.* (a)	3,184	70,207
Quiksilver, Inc.*	34,635	114,988
R.G. Barry Corp.	2,256	33,253
Skechers U.S.A., Inc. "A"* (a)	9,970	203,388
Steven Madden Ltd.*	10,333	451,759
The Jones Group, Inc.	21,562	277,503
The Warnaco Group, Inc.* (a)	10,801	560,572
True Religion Apparel, Inc.	6,753	144,041
Tumi Holdings, Inc.* (a)	5,779	136,038
Unifi, Inc.*	3,776	48,408
Vera Bradley, Inc.* (a)	5,393	128,623
Wolverine World Wide, Inc.	12,808	568,291

		4,756,826
Consumer Staples 3.6%
Beverages 0.1%
Boston Beer Co., Inc. "A"* (a)	2,039	228,307
Central European Distribution Corp.* (a)	17,678	50,382
Coca-Cola Bottling Co. Consolidated (a)	1,253	85,329
Craft Brewers Alliance, Inc.* (a)	2,920	22,922
National Beverage Corp.* (a)	2,978	45,147

		432,087
Food & Staples Retailing 1.1%
Arden Group, Inc. "A" (a)	314	30,464
Casey's General Stores, Inc.	10,018	572,429
Harris Teeter Supermarkets, Inc.	11,554	448,757
Ingles Markets, Inc. "A"	3,451	56,424
Nash Finch Co. (a)	3,191	65,160
Natural Grocers by Vitamin Cottage, Inc.*	1,874	41,828
Pantry, Inc.*	6,094	88,668
PriceSmart, Inc.	4,791	362,775
Rite Aid Corp.*	172,550	201,883
Roundy's, Inc. (a)	5,548	33,565
Spartan Stores, Inc. (a)	5,864	89,778
SUPERVALU, Inc. (a)	56,892	137,110
Susser Holdings Corp.*	2,995	108,329
The Andersons, Inc.	4,857	182,915
The Chefs' Warehouse, Inc.* (a)	2,952	48,354
United Natural Foods, Inc.*	12,854	751,316
Village Super Market, Inc. "A"	2,270	83,445
Weis Markets, Inc. (a)	2,799	118,482

		3,421,682
Food Products 1.6%
Alico, Inc. (a)	948	29,606
Annie's, Inc.* (a)	1,340	60,086
B&G Foods, Inc.	12,756	386,634
Cal-Maine Foods, Inc. (a)	3,750	168,525
Calavo Growers, Inc. (a)	3,141	78,525
Chiquita Brands International, Inc.* (a)	11,975	91,489
Darling International, Inc.*	31,003	567,045
Diamond Foods, Inc. (a)	5,776	108,704
Dole Food Co., Inc.* (a)	9,392	131,770
Farmer Brothers Co.* (a)	1,596	15,178
Fresh Del Monte Produce, Inc.	10,016	256,410
Griffin Land & Nurseries, Inc.	794	26,782
Hain Celestial Group, Inc.*	9,722	612,486
Inventure Foods, Inc.*	3,501	19,921
J & J Snack Foods Corp.	3,884	222,670
John B. Sanfilippo & Son, Inc.*	2,132	27,759
Lancaster Colony Corp. (a)	4,840	354,530
Lifeway Foods, Inc.	1,483	14,088
Limoneira Co. (a)	2,308	42,536
Omega Protein Corp.*	5,139	35,253
Pilgrim's Pride Corp.*	15,924	81,372
Post Holdings, Inc.*	7,243	217,724
Sanderson Farms, Inc. (a)	6,026	267,374
Seneca Foods Corp. "A"* (a)	2,383	71,156
Smart Balance, Inc.*	15,685	189,475
Snyder's-Lance, Inc.	11,602	290,050
Tootsie Roll Industries, Inc. (a)	6,195	167,141
TreeHouse Foods, Inc.*	9,480	497,700
Westway Group, Inc. (a)	3,271	20,247

		5,052,236
Household Products 0.2%
Central Garden & Pet Co. "A"* (a)	10,357	125,113
Harbinger Group, Inc.*	11,049	93,143
Oil-Dri Corp. of America (a)	1,278	29,573
Orchids Paper Products Co. (a)	1,548	27,926
Spectrum Brands Holdings, Inc.*	6,017	240,740
WD-40 Co. (a)	4,174	219,719

		736,214
Personal Products 0.3%
Elizabeth Arden, Inc.*	6,642	313,768
Female Health Co.	4,952	35,407
Inter Parfums, Inc. (a)	4,266	78,068
Medifast, Inc.* (a)	3,600	94,140
Nature's Sunshine Products, Inc.	2,941	48,056
Nutraceutical International Corp.*	2,155	33,963
Prestige Brands Holdings, Inc.* (a)	13,219	224,194
Revlon, Inc. "A"* (a)	2,941	45,409
Schiff Nutrition International, Inc.* (a)	3,409	82,464
Synutra International, Inc.* (a)	4,155	19,196
USANA Health Sciences, Inc.* (a)	1,527	70,959

		1,045,624
Tobacco 0.3%
Alliance One International, Inc.* (a)	22,260	71,900
Star Scientific, Inc.* (a)	37,887	131,089
Universal Corp. (a)	6,117	311,477
Vector Group Ltd. (a)	14,522	240,912

		755,378
Energy 6.0%
Energy Equipment & Services 1.9%
Basic Energy Services, Inc.* (a)	8,261	92,688
Bolt Technology Corp.	2,294	32,988
Bristow Group, Inc.	9,407	475,524
C&J Energy Services, Inc.* (a)	11,679	232,412
Cal Dive International, Inc.* (a)	25,460	38,954
Dawson Geophysical Co.*	2,084	52,642
Dril-Quip, Inc.*	10,594	761,497
Exterran Holdings, Inc.*	17,080	346,382
Forbes Energy Services Ltd.*	3,953	13,836
Forum Energy Technologies, Inc.*	5,932	144,266
Geospace Technologies Corp.*	1,656	202,711
Global Geophysical Services, Inc.*	5,486	30,228
Gulf Island Fabrication, Inc.	3,835	106,881
GulfMark Offshore, Inc. "A"*	7,053	233,031
Heckmann Corp.* (a)	35,829	150,482
Helix Energy Solutions Group, Inc.* (a)	27,826	508,381
Hercules Offshore, Inc.*	41,244	201,271
Hornbeck Offshore Services, Inc.*	9,315	341,395
ION Geophysical Corp.* (a)	34,699	240,811
Key Energy Services, Inc.*	39,787	278,509
Lufkin Industries, Inc. (a)	8,853	476,469
Matrix Service Co.* (a)	6,634	70,121
Mitcham Industries, Inc.*	3,405	54,242
Natural Gas Services Group*	3,396	50,770
Newpark Resources, Inc.* (a)	23,322	172,816
Parker Drilling Co.*	30,447	128,791
PHI, Inc. (Non Voting)*	3,350	105,391
Pioneer Energy Services Corp.*	16,484	128,410
RigNet, Inc.*	3,290	60,865
Tesco Corp.*	8,091	86,412
TETRA Technologies, Inc.*	20,065	121,393
TGC Industries, Inc.	3,902	28,094
Union Drilling, Inc.*	3,732	24,221
Vantage Drilling Co.* (a)	51,316	94,421
Willbros Group, Inc.*	10,522	56,503

		6,143,808
Oil, Gas & Consumable Fuels 4.1%
Abraxas Petroleum Corp.*	21,828	50,204
Adams Resources & Energy, Inc.	564	17,202
Alon U.S.A. Energy, Inc. (a)	2,399	32,866
Amyris, Inc.* (a)	8,114	27,912
Apco Oil & Gas International, Inc. (a)	2,369	38,117
Approach Resources, Inc.* (a)	8,731	263,065
Arch Coal, Inc. (a)	55,911	353,917
Berry Petroleum Co. "A" (a)	13,813	561,222
Bill Barrett Corp.* (a)	12,655	313,464
Bonanza Creek Energy, Inc.* (a)	2,652	62,481
BPZ Resources, Inc.* (a)	28,468	81,418
Callon Petroleum Co.*	10,172	62,558
Carrizo Oil & Gas, Inc.*	10,407	260,279
Ceres, Inc.*	1,513	8,594
Clayton Williams Energy, Inc.* (a)	1,514	78,561
Clean Energy Fuels Corp.* (a)	17,334	228,289
Cloud Peak Energy, Inc.*	16,070	290,867
Comstock Resources, Inc.*	12,601	231,606
Contango Oil & Gas Co.* (a)	3,334	163,833
Crimson Exploration, Inc.*	5,588	23,861
Crosstex Energy, Inc.	10,926	153,292
CVR Energy, Inc.* (a)	4,375	160,781
Delek U.S. Holdings, Inc.	4,546	115,878
Emerald Oil, Inc.* (a)	12,342	10,244
Endeavour International Corp.* (a)	10,365	100,230
Energy XXI (Bermuda) Ltd. (a)	20,789	726,576
EPL Oil & Gas, Inc.*	7,438	150,917
Evolution Petroleum Corp.*	4,547	36,740
Forest Oil Corp.*	30,907	261,164
Frontline Ltd. (a)	13,711	52,650
FX Energy, Inc.* (a)	13,894	103,649
GasLog Ltd.* (a)	6,306	73,023
Gastar Exploration Ltd.* (a)	14,946	24,810
Gevo, Inc.* (a)	5,584	11,894
Goodrich Petroleum Corp.* (a)	6,925	87,532
Green Plains Renewable Energy, Inc.* (a)	6,687	39,186
Gulfport Energy Corp.*	14,666	458,459
Halcon Resources Corp.* (a)	29,171	213,825
Hallador Energy Co. (a)	1,765	14,702
Harvest Natural Resources, Inc.* (a)	10,030	89,468
Isramco, Inc.* (a)	272	31,552
KiOR, Inc.* (a)	7,072	65,770
Knightsbridge Tankers Ltd. (a)	6,541	42,844
Kodiak Oil & Gas Corp.* (a)	69,475	650,286
Magnum Hunter Resources Corp.* (a)	38,659	171,646
Matador Resources Co.*	3,688	38,318
McMoRan Exploration Co.* (a)	26,721	313,972
Midstates Petroleum Co., Inc.*	6,439	55,697
Miller Energy Resources, Inc.* (a)	8,307	41,784
Nordic American Tankers Ltd. (a)	13,796	139,064
Northern Oil & Gas, Inc.* (a)	16,718	284,039
Oasis Petroleum, Inc.* (a)	21,072	620,992
Overseas Shipholding Group, Inc. (a)	6,617	43,672
Panhandle Oil & Gas, Inc. (a)	1,844	56,555
PDC Energy, Inc.* (a)	7,894	249,687
Penn Virginia Corp. (a)	12,253	75,969
PetroQuest Energy, Inc.* (a)	14,730	98,838
Quicksilver Resources, Inc.* (a)	31,465	128,692
Renewable Energy Group, Inc.* (a)	1,932	12,848
Rentech, Inc.* (a)	59,802	147,113
Resolute Energy Corp.* (a)	12,946	114,831
REX American Resources Corp.*	1,571	28,294
Rex Energy Corp.*	11,569	154,446
Rosetta Resources, Inc.*	13,947	668,061
Sanchez Energy Corp.* (a)	3,103	63,394
Saratoga Resources, Inc.* (a)	4,876	26,720
Scorpio Tankers, Inc.* (a)	10,118	60,708
SemGroup Corp. "A"*	11,027	406,345
Ship Finance International Ltd. (a)	11,796	185,433
Solazyme, Inc.* (a)	8,770	100,680
Stone Energy Corp.*	13,055	327,942
Swift Energy Co.* (a)	11,241	234,712
Synergy Resources Corp.*	10,493	43,756
Targa Resources Corp.	7,646	384,900
Teekay Tankers Ltd. "A" (a)	16,900	63,206
Triangle Petroleum Corp.* (a)	11,960	85,634
Uranerz Energy Corp.* (a)	16,739	27,285
Uranium Energy Corp.* (a)	22,731	59,328
VAALCO Energy, Inc.*	15,507	132,585
Venoco, Inc.*	7,676	91,191
W&T Offshore, Inc. (a)	9,143	171,705
Warren Resources, Inc.*	19,323	58,742
Western Refining, Inc. (a)	15,099	395,292
Westmoreland Coal Co.* (a)	2,959	29,383
ZaZa Energy Corp.* (a)	6,661	19,783

		13,239,030
Financials 21.5%
Capital Markets 2.3%
Apollo Investment Corp.	53,408	420,321
Arlington Asset Investment Corp. "A" (a)	2,890	68,955
Artio Global Investors, Inc. "A"	8,152	24,293
BGC Partners, Inc. "A" (a)	26,397	129,345
BlackRock Kelso Capital Corp. (a)	19,216	186,780
Calamos Asset Management, Inc. "A" (a)	5,040	58,666
Capital Southwest Corp.	783	87,657
CIFC Corp.* (a)	1,725	12,627
Cohen & Steers, Inc. (a)	4,806	142,354
Cowen Group, Inc. "A"* (a)	23,536	63,547
Diamond Hill Investment Group (a)	700	53,676
Duff & Phelps Corp. "A" (a)	8,365	113,848
Epoch Holding Corp. (a)	4,276	98,776
Evercore Partners, Inc. "A"	7,469	201,663
FBR & Co.* (a)	10,243	31,651
Fidus Investment Corp. (a)	2,534	42,318
Fifth Street Finance Corp. (a)	23,886	262,268
Financial Engines, Inc.* (a)	12,183	290,321
Firsthand Technology Value Fund, Inc.* (a)	2,291	39,955
FXCM, Inc. "A"	5,534	52,850
GAMCO Investors, Inc. "A" (a)	1,742	86,664
GFI Group, Inc.	18,300	58,194
Gladstone Capital Corp. (a)	5,787	50,636
Gladstone Investment Corp. (a)	5,926	46,341
Golub Capital BDC LLC (a)	3,819	60,722
Greenhill & Co., Inc. (a)	7,666	396,715
GSV Capital Corp.* (a)	5,175	44,660
Harris & Harris Group, Inc.* (a)	8,500	32,215
Hercules Technology Growth Capital, Inc.	12,925	142,304
HFF, Inc. "A"*	8,747	130,330
Horizon Technology Finance Corp. (a)	1,683	27,197
ICG Group, Inc.*	9,722	98,776
INTL FCStone, Inc.* (a)	3,695	70,427
Investment Technology Group, Inc.*	10,305	89,653
JMP Group, Inc.	4,060	22,289
KBW, Inc. (a)	9,326	153,599
KCAP Financial, Inc. (a)	5,861	54,273
Knight Capital Group, Inc. "A"* (a)	47,696	127,825
Ladenburg Thalmann Financial Services, Inc.* (a)	25,523	33,690
Main Street Capital Corp. (a)	7,465	220,292
Manning & Napier, Inc. (a)	3,649	44,481
MCG Capital Corp. (a)	19,852	91,518
Medallion Financial Corp.	4,784	56,499
Medley Capital Corp. (a)	4,640	65,285
MVC Capital, Inc. (a)	6,391	81,805
New Mountain Finance Corp. (a)	2,278	33,760
NGP Capital Resources Co. (a)	5,775	43,082
Oppenheimer Holdings, Inc. "A" (a)	2,665	42,507
PennantPark Investment Corp. (a)	14,664	155,585
Piper Jaffray Companies, Inc.* (a)	4,411	112,260
Prospect Capital Corp. (a)	39,159	451,112
Pzena Investment Management, Inc. "A"	2,325	12,113
Safeguard Scientifics, Inc.*	5,361	84,114
Solar Capital Ltd. (a)	9,600	220,032
Solar Senior Capital Ltd. (a)	2,557	45,796
Stifel Financial Corp.* (a)	14,153	475,541
SWS Group, Inc.*	7,909	48,324
TCP Capital Corp. (a)	1,544	24,642
THL Credit, Inc. (a)	3,214	45,092
TICC Capital Corp. (a)	9,958	103,563
Triangle Capital Corp. (a)	7,207	184,932
Virtus Investment Partners, Inc.* (a)	1,621	139,406
Walter Investment Management Corp.*	7,466	276,317
Westwood Holdings Group, Inc.	1,785	69,633
WisdomTree Investments, Inc.*	15,694	105,150

		7,341,222
Commercial Banks 6.5%
1st Source Corp.	3,964	88,278
1st United Bancorp., Inc.*	8,043	51,877
Access National Corp. (a)	1,977	27,006
Alliance Financial Corp.	1,287	51,750
American National Bankshares, Inc. (a)	2,097	47,371
Ameris Bancorp.* (a)	6,239	78,549
Ames National Corp. (a)	2,109	43,952
Arrow Financial Corp. (a)	2,790	69,743
BancFirst Corp. (a)	1,701	73,075
Banco Latinoamericano de Comercio Exterior SA "E"	7,334	162,008
BancorpSouth, Inc. (a)	24,937	367,571
Bank of Kentucky Financial Corp. (a)	1,566	43,441
Bank of Marin Bancorp. (a)	1,461	62,107
Bank of the Ozarks, Inc.	7,636	263,213
Banner Corp. (a)	4,885	132,383
Bar Harbor Bankshares (a)	1,037	37,062
BBCN Bancorp., Inc.*	20,482	258,278
Berkshire Bancorp., Inc.* (a)	1,142	9,399
Boston Private Financial Holdings, Inc.	20,420	195,828
Bridge Bancorp., Inc. (a)	2,317	54,009
Bridge Capital Holdings* (a)	2,572	39,763
Bryn Mawr Bank Corp. (a)	2,992	67,140
BSB Bancorp., Inc.* (a)	2,189	28,238
C&F Financial Corp. (a)	857	33,723
Camden National Corp.	1,978	73,265
Capital Bank Financial Corp. "A"*	772	13,893
Capital City Bank Group, Inc. (a)	3,126	33,261
Cardinal Financial Corp.	7,865	112,469
Cascade Bancorp.*	1,700	8,976
Cathay General Bancorp.	20,727	357,748
Center Bancorp., Inc. (a)	3,257	38,823
Centerstate Banks, Inc.	8,053	71,833
Central Pacific Financial Corp.*	5,800	82,940
Century Bancorp., Inc. "A"	853	27,228
Chemical Financial Corp. (a)	7,188	173,950
Citizens & Northern Corp. (a)	3,236	63,458
Citizens Republic Bancorp., Inc.*	10,458	202,362
City Holding Co. (a)	3,873	138,808
CNB Financial Corp. (a)	3,426	59,989
CoBiz Financial, Inc. (a)	9,034	63,238
Columbia Banking System, Inc.	10,501	194,689
Community Bank System, Inc. (a)	10,369	292,302
Community Trust Bancorp., Inc. (a)	3,590	127,571
Crescent Financial Bancshares, Inc.*	835	3,799
CVB Financial Corp. (a)	23,079	275,563
Eagle Bancorp., Inc.* (a)	4,355	72,816
Enterprise Bancorp., Inc. (a)	1,668	28,489
Enterprise Financial Services Corp. (a)	4,778	64,981
Farmers National Banc Corp. (a)	5,030	32,494
Fidelity Southern Corp. (a)	2,556	24,180
Financial Institutions, Inc.	3,650	68,036
First BanCorp.* (a)	18,853	83,330
First BanCorp. - North Carolina (a)	4,128	47,596
First Bancorp., Inc. (a)	2,327	40,839
First Busey Corp. (a)	20,315	99,137
First California Financial Group, Inc.*	6,012	41,844
First Commonwealth Financial Corp. (a)	27,969	197,181
First Community Bancshares, Inc.	4,395	67,068
First Connecticut Bancorp, Inc. (a)	4,755	64,240
First Financial Bancorp.	15,368	259,873
First Financial Bankshares, Inc. (a)	8,229	296,491
First Financial Corp. - Indiana (a)	2,864	89,758
First Interstate BancSystem, Inc. "A" (a)	4,095	61,261
First Merchants Corp. (a)	7,661	114,992
First Midwest Bancorp., Inc.	19,808	248,590
First of Long Island Corp.	2,064	63,592
FirstMerit Corp.	29,009	427,303
FNB Corp. (a)	36,727	411,710
FNB United Corp.* (a)	2,679	31,827
German American Bancorp., Inc. (a)	3,226	77,811
Glacier Bancorp., Inc.	18,938	295,054
Great Southern Bancorp., Inc. (a)	2,688	83,086
Guaranty Bancorp.*	20,396	41,200
Hancock Holding Co. (a)	20,098	622,033
Hanmi Financial Corp.* (a)	8,381	107,361
Heartland Financial U.S.A., Inc. (a)	3,900	106,353
Heritage Commerce Corp.* (a)	5,778	40,099
Heritage Financial Corp. (a)	3,911	58,782
Heritage Oaks Bancorp.* (a)	5,394	31,069
Home Bancshares, Inc.	5,843	199,188
HomeTrust Bancshares, Inc.*	5,554	73,590
Horizon Bancorp. (a)	1,002	28,637
Hudson Valley Holding Corp. (a)	3,965	67,603
IBERIABANK Corp.	7,775	356,095
Independent Bank Corp. (a)	5,724	172,235
International Bancshares Corp.	13,974	266,205
Investors Bancorp., Inc.* (a)	11,442	208,702
Lakeland Bancorp., Inc. (a)	7,242	74,955
Lakeland Financial Corp.	4,218	116,417
MainSource Financial Group, Inc. (a)	5,165	66,319
MB Financial, Inc. (a)	14,377	283,946
Mercantile Bank Corp.* (a)	2,300	39,422
Merchants Bancshares, Inc. (a)	1,284	37,942
Metro Bancorp., Inc.*	3,770	47,766
MetroCorp Bancshares, Inc.*	4,236	44,859
Middleburg Financial Corp.	1,432	25,432
MidSouth Bancorp., Inc. (a)	2,182	35,327
MidWestOne Financial Group, Inc. (a)	1,818	39,160
National Bankshares, Inc. (a)	1,801	59,793
National Penn Bancshares, Inc.	32,427	295,410
NBT Bancorp., Inc. (a)	8,660	191,126
Northrim BanCorp., Inc.	1,725	34,742
Old National Bancorp. (a)	26,675	363,047
OmniAmerican Bancorp., Inc.* (a)	2,936	66,735
Oriental Financial Group, Inc.	10,860	114,247
Pacific Capital Bancorp.* (a)	1,024	47,002
Pacific Continental Corp. (a)	4,619	41,248
Pacific Mercantile Bancorp.* (a)	2,859	18,698
PacWest Bancorp. (a)	7,941	185,581
Park National Corp. (a)	2,960	207,259
Park Sterling Corp.*	8,459	41,787
Peapack-Gladstone Financial Corp.	2,369	38,709
Penns Woods Bancorp., Inc. (a)	1,059	46,945
Peoples Bancorp., Inc. (a)	2,888	66,106
Pinnacle Financial Partners, Inc.*	9,134	176,469
Preferred Bank* (a)	3,142	44,554
PrivateBancorp., Inc.	15,861	253,617
Prosperity Bancshares, Inc.	12,539	534,412
Renasant Corp. (a)	6,723	131,804
Republic Bancorp., Inc. "A" (a)	2,649	58,146
S&T Bancorp., Inc. (a)	7,756	136,583
S.Y. Bancorp., Inc. (a)	3,285	77,723
Sandy Spring Bancorp., Inc. (a)	6,400	123,200
SCBT Financial Corp. (a)	3,912	157,575
Seacoast Banking Corp. of Florida* (a)	18,143	28,847
Sierra Bancorp. (a)	3,235	39,661
Simmons First National Corp. "A" (a)	4,391	106,943
Southside Bancshares, Inc. (a)	4,492	97,971
Southwest Bancorp., Inc.*	4,979	54,022
State Bank Financial Corp. (a)	8,376	138,120
StellarOne Corp.	6,044	79,539
Sterling Bancorp. (a)	8,060	79,955
Sterling Financial Corp.	6,906	153,797
Suffolk Bancorp.* (a)	2,554	37,442
Sun Bancorp., Inc.*	11,027	37,161
Susquehanna Bancshares, Inc.	49,674	519,592
Taylor Capital Group, Inc.* (a)	4,352	74,506
Texas Capital Bancshares, Inc.*	10,545	524,192
The Bancorp., Inc.*	7,713	79,213
Tompkins Financial Corp. (a)	2,472	100,165
TowneBank (a)	7,073	108,429
TriCo Bancshares (a)	4,291	70,930
Trustmark Corp.	17,062	415,289
UMB Financial Corp. (a)	8,506	414,072
Umpqua Holdings Corp.	29,479	379,984
Union First Market Bankshares Corp.	5,314	82,686
United Bankshares, Inc. (a)	13,249	330,033
United Community Banks, Inc.* (a)	11,087	93,020
Univest Corp. of Pennsylvania	4,634	83,412
Virginia Commerce Bancorp., Inc.*	7,178	62,808
Washington Banking Co. (a)	3,933	55,731
Washington Trust Bancorp., Inc. (a)	3,906	102,611
Webster Financial Corp.	19,037	451,177
WesBanco, Inc.	6,052	125,337
West Bancorp. (a)	4,052	48,827
West Coast Bancorp.* (a)	4,970	111,924
Westamerica Bancorp. (a)	7,332	344,971
Western Alliance Bancorp.*	18,205	185,691
Wilshire Bancorp., Inc.*	16,309	102,747
Wintrust Financial Corp. (a)	9,589	360,259

		20,879,787
Consumer Finance 0.6%
Cash America International, Inc.	7,743	298,647
Credit Acceptance Corp.* (a)	2,059	176,065
DFC Global Corp.*	11,537	197,859
EZCORP, Inc. "A"*	12,634	289,698
First Cash Financial Services, Inc.*	7,526	346,271
Green Dot Corp. "A"* (a)	6,431	78,651
Nelnet, Inc. "A"	6,190	146,951
Netspend Holdings, Inc.* (a)	8,332	81,904
Nicholas Financial, Inc.	2,636	34,031
Regional Management Corp.* (a)	1,291	22,270
The First Marblehead Corp.* (a)	15,439	16,211
World Acceptance Corp.* (a)	2,747	185,285

		1,873,843
Diversified Financial Services 0.3%
California First National Bancorp. (a)	662	12,207
Gain Capital Holdings, Inc. (a)	3,999	19,715
MarketAxess Holdings, Inc.	9,614	303,803
Marlin Business Services Corp.	2,051	43,502
MicroFinancial, Inc.	2,275	20,816
NewStar Financial, Inc.* (a)	6,897	82,695
PHH Corp.* (a)	14,899	303,195
PICO Holdings, Inc.* (a)	6,072	138,563
Resource America, Inc. "A"	3,243	22,182

		946,678
Insurance 2.4%
Alterra Capital Holdings Ltd. (a)	22,621	541,547
American Equity Investment Life Holding Co. (a)	15,777	183,487
American Safety Insurance Holdings Ltd.*	2,357	44,052
AMERISAFE, Inc.*	4,841	131,385
AmTrust Financial Services, Inc. (a)	7,003	179,407
Argo Group International Holdings Ltd.	6,747	218,535
Baldwin & Lyons, Inc. (a)	2,465	58,938
Citizens, Inc.* (a)	10,043	105,351
CNO Financial Group, Inc. (a)	55,951	539,927
Crawford & Co. "B" (a)	6,338	31,753
Donegal Group, Inc. "A"	2,074	29,119
Eastern Insurance Holdings, Inc.	1,773	29,733
eHealth, Inc.*	5,090	95,539
EMC Insurance Group, Inc. (a)	1,245	26,145
Employers Holdings, Inc.	8,307	152,267
Enstar Group Ltd.*	2,210	220,227
FBL Financial Group, Inc. "A" (a)	2,720	90,304
First American Financial Corp.	27,952	605,720
Flagstone Reinsurance Holdings SA	14,369	123,430
Fortegra Financial Corp.*	1,513	11,998
Global Indemnity PLC* (a)	3,048	66,690
Greenlight Capital Re Ltd. "A"* (a)	7,310	180,923
Hallmark Financial Services, Inc.*	4,103	33,398
Hilltop Holdings, Inc.*	10,486	133,277
Homeowners Choice, Inc. (a)	1,923	45,191
Horace Mann Educators Corp.	10,579	191,586
Independence Holding Co. (a)	2,109	21,238
Infinity Property & Casualty Corp.	3,149	190,168
Investors Title Co.	333	21,725
Kansas City Life Insurance Co. (a)	1,074	41,381
Maiden Holdings Ltd.	13,212	117,455
Meadowbrook Insurance Group, Inc. (a)	13,501	103,823
Montpelier Re Holdings Ltd.	13,173	291,518
National Financial Partners Corp.* (a)	10,701	180,847
National Interstate Corp.	1,647	42,493
National Western Life Insurance Co. "A"	577	82,655
Navigators Group, Inc.*	2,572	126,607
OneBeacon Insurance Group Ltd. "A"	5,769	77,535
Phoenix Companies, Inc.* (a)	1,552	47,600
Platinum Underwriters Holdings Ltd.	9,191	375,636
Presidential Life Corp.	5,610	78,147
Primerica, Inc.	12,398	355,079
RLI Corp. (a)	5,593	372,829
Safety Insurance Group, Inc.	3,291	150,991
Seabright Holdings, Inc.	5,256	57,816
Selective Insurance Group, Inc. (a)	14,391	273,285
State Auto Financial Corp. (a)	3,829	62,757
Stewart Information Services Corp. (a)	4,701	94,678
Symetra Financial Corp.	20,348	250,280
Tower Group, Inc. (a)	9,061	175,693
United Fire Group, Inc. (a)	5,395	135,522
Universal Insurance Holdings, Inc. (a)	5,335	20,540

		7,818,227
Real Estate Investment Trusts 7.6%
Acadia Realty Trust (REIT)	11,510	285,678
AG Mortgage Investment Trust, Inc. (a)	5,969	144,032
Agree Realty Corp. (REIT) (a)	2,903	73,997
Alexander's, Inc. (REIT)	550	235,120
American Assets Trust, Inc. (REIT)	8,665	232,135
American Capital Mortgage Investment Corp. (REIT) (a)	9,484	238,333
American Realty Capital Trust, Inc. (REIT)	41,775	490,021
Anworth Mortgage Asset Corp. (REIT) (a)	35,864	243,875
Apollo Commercial Real Estate Finance, Inc. (REIT)	4,656	80,735
Apollo Residential Mortgage, Inc. (a)	6,454	142,246
Ares Commercial Real Estate Corp. (REIT) (a)	2,063	35,195
ARMOUR Residential REIT, Inc. (REIT) (a)	78,225	599,204
Ashford Hospitality Trust (REIT)	14,308	120,187
Associated Estates Realty Corp. (REIT)	11,351	172,081
Campus Crest Communities, Inc. (REIT) (a)	8,383	90,536
CapLease, Inc. (REIT)	17,895	92,517
Capstead Mortgage Corp. (REIT)	24,610	331,989
Cedar Realty Trust, Inc. (REIT) (a)	16,227	85,679
Chatham Lodging Trust (REIT)	3,672	50,967
Chesapeake Lodging Trust (REIT) (a)	10,396	206,569
Colonial Properties Trust (REIT)	23,230	488,992
Colony Financial, Inc. (REIT)	10,820	210,774
Coresite Realty Corp. (REIT)	5,498	148,116
Cousins Properties, Inc. (REIT)	24,326	193,148
CreXus Investment Corp. (REIT) (a)	17,443	188,559
CubeSmart (REIT)	32,574	419,227
CYS Investments, Inc. (REIT) (a)	44,151	622,088
DCT Industrial Trust, Inc. (REIT) (a)	65,286	422,400
DiamondRock Hospitality Co. (REIT)	49,601	477,658
DuPont Fabros Technology, Inc. (REIT) (a)	16,192	408,848
Dynex Capital, Inc. (REIT)	14,263	153,327
EastGroup Properties, Inc. (REIT)	7,523	400,224
Education Realty Trust, Inc. (REIT)	29,713	323,872
Entertainment Properties Trust (REIT)	12,350	548,711
Equity One, Inc. (REIT)	14,448	304,275
Excel Trust, Inc. (REIT) (a)	9,029	103,111
FelCor Lodging Trust, Inc. (REIT)*	33,050	156,657
First Industrial Realty Trust, Inc. (REIT)*	25,804	339,065
First Potomac Realty Trust (REIT)	13,242	170,557
Franklin Street Properties Corp. (REIT) (a)	18,907	209,301
Getty Realty Corp. (REIT) (a)	6,872	123,352
Gladstone Commercial Corp. (REIT) (a)	2,983	54,470
Glimcher Realty Trust (REIT)	36,758	388,532
Government Properties Income Trust (REIT)	9,926	232,268
Gramercy Capital Corp. (REIT)*	12,268	36,927
Gyrodyne Co. of America, Inc. (REIT)* (a)	319	34,653
Healthcare Realty Trust, Inc. (REIT)	20,567	474,069
Hersha Hospitality Trust (REIT)	45,110	221,039
Highwoods Properties, Inc. (REIT)	19,608	639,613
Hudson Pacific Properties, Inc. (REIT)	9,318	172,383
Inland Real Estate Corp. (REIT)	20,513	169,232
Invesco Mortgage Capital (REIT)	30,419	612,334
Investors Real Estate Trust (REIT) (a)	22,281	184,264
iStar Financial, Inc. (REIT)*	21,975	181,953
Kite Realty Group Trust (REIT)	14,993	76,464
LaSalle Hotel Properties (REIT)	22,592	602,981
Lexington Realty Trust (REIT) (a)	31,255	301,923
LTC Properties, Inc. (REIT) (a)	7,994	254,609
Medical Properties Trust, Inc. (REIT) (a)	35,724	373,316
Mission West Properties, Inc. (REIT)	4,993	43,439
Monmouth Real Estate Investment Corp. "A" (REIT)	10,469	117,148
National Health Investors, Inc. (REIT)	6,409	329,679
New York Mortgage Trust, Inc. (REIT)	4,614	32,529
NorthStar Realty Finance Corp. (REIT) (a)	35,150	223,554
OMEGA Healthcare Investors, Inc. (REIT)	27,909	634,372
One Liberty Properties, Inc. (REIT)	3,092	57,666
Parkway Properties, Inc. (REIT)	4,254	56,876
Pebblebrook Hotel Trust (REIT)	15,104	353,283
Pennsylvania Real Estate Investment Trust (REIT)	14,661	232,523
PennyMac Mortgage Investment Trust (REIT) (a)	15,488	361,955
Potlatch Corp. (REIT)	10,618	396,795
PS Business Parks, Inc. (REIT)	4,844	323,676
RAIT Financial Trust (REIT) (a)	13,036	68,439
Ramco-Gershenson Properties Trust (REIT)	12,049	150,974
Redwood Trust, Inc. (REIT) (a)	20,752	300,074
Resource Capital Corp. (REIT) (a)	26,116	153,562
Retail Opportunity Investments Corp. (REIT)	13,055	168,018
RLJ Lodging Trust (REIT) (a)	28,095	531,276
Rouse Properties, Inc. (REIT) (a)	5,935	85,167
Sabra Health Care REIT, Inc. (REIT)	9,832	196,738
Saul Centers, Inc. (REIT)	2,048	90,931
Select Income REIT (REIT)	2,465	60,688
Sovran Self Storage, Inc. (REIT)	7,660	443,131
STAG Industrial, Inc. (REIT) (a)	8,182	133,039
Starwood Property Trust, Inc. (REIT)	30,681	713,947
Strategic Hotels & Resorts, Inc. (REIT)*	47,738	286,905
Summit Hotel Properties, Inc. (REIT)	8,201	70,037
Sun Communities, Inc. (REIT) (a)	7,804	344,312
Sunstone Hotel Investors, Inc. (REIT)*	36,038	396,418
Terreno Realty Corp. (REIT) (a)	3,539	55,916
Two Harbors Investment Corp. (REIT)	73,949	868,901
UMH Properties, Inc. (REIT)	3,540	42,374
Universal Health Realty Income Trust (REIT) (a)	3,136	144,193
Urstadt Biddle Properties "A" (REIT)	6,193	125,284
Washington Real Estate Investment Trust (REIT)	17,513	469,699
Western Asset Mortgage Capital Corp. (REIT) (a)	2,140	47,508
Whitestone REIT "B" (REIT) (a)	2,731	36,049
Winthrop Realty Trust (REIT) (a)	7,526	81,130

		24,602,593
Real Estate Management & Development 0.2%
AV Homes, Inc.* (a)	2,668	39,593
Consolidated-Tomoka Land Co. (a)	1,100	36,179
Forestar Group, Inc.*	9,260	154,272
Kennedy-Wilson Holdings, Inc. (a)	11,159	155,891
Tejon Ranch Co.* (a)	3,547	106,552
Thomas Properties Group, Inc. (a)	8,636	50,261
Zillow, Inc.*	826	34,841

		577,589
Thrifts & Mortgage Finance 1.6%
Astoria Financial Corp. (a)	22,840	225,659
Bank Mutual Corp. (a)	12,588	57,275
BankFinancial Corp. (a)	5,313	46,701
Beneficial Mutual Bancorp., Inc.*	8,312	79,463
Berkshire Hills Bancorp., Inc. (a)	5,723	130,942
BofI Holding, Inc.* (a)	2,572	67,001
Brookline Bancorp., Inc.	18,149	160,074
Cape Bancorp., Inc.* (a)	3,232	30,252
Chartar Financial Corp. (a)	1,490	14,528
Clifton Savings Bancorp., Inc.	2,359	25,949
Dime Community Bancshares	8,127	117,354
Doral Financial Corp.*	35,758	33,638
ESB Financial Corp. (a)	2,803	39,130
ESSA Bancorp., Inc. (a)	2,280	23,689
EverBank Financial Corp. (a)	5,984	82,400
Federal Agricultural Mortgage Corp. "C" (a)	2,672	68,777
First Defiance Financial Corp.	2,601	44,893
First Federal Bancshares of Arkansas, Inc.* (a)	944	9,223
First Financial Holdings, Inc.	4,361	56,649
First Financial Northwest, Inc.*	4,297	34,591
First PacTrust Bancorp, Inc. (a)	2,857	35,741
Flushing Financial Corp.	8,044	127,095
Fox Chase Bancorp. (a)	3,253	50,812
Franklin Financial Corp.* (a)	3,775	64,402
Heritage Financial Group, Inc. (a)	2,318	30,459
Hingham Institution for Savings (a)	343	22,099
Home Bancorp., Inc.* (a)	1,831	32,940
Home Federal Bancorp., Inc. (a)	4,056	45,914
Home Loan Servicing Solutions Ltd. (a)	7,611	123,831
HomeStreet, Inc.*	1,139	43,350
Kaiser Federal Financial Group, Inc.	2,404	36,276
Kearny Financial Corp. (a)	4,167	40,587
Meridian Interstate Bancorp., Inc.* (a)	2,032	33,528
MGIC Investment Corp.* (a)	50,782	77,696
NASB Financial, Inc.* (a)	1,126	27,970
Nationstar Mortgage Holdings, Inc.* (a)	5,134	170,346
Northfield Bancorp., Inc. (a)	3,763	60,283
Northwest Bancshares, Inc. (a)	25,666	313,895
OceanFirst Financial Corp.	3,610	52,959
Ocwen Financial Corp.*	28,308	775,922
Oritani Financial Corp.	11,872	178,674
Peoples Federal Bancshares, Inc. (a)	1,623	28,045
Provident Financial Holdings, Inc.	2,597	36,903
Provident Financial Services, Inc. (a)	15,818	249,766
Provident New York Bancorp.	9,116	85,782
Radian Group, Inc. (a)	35,548	154,278
Rockville Financial, Inc. (a)	7,326	89,744
Roma Financial Corp. (a)	2,001	17,809
SI Financial Group, Inc.	2,826	33,121
Territorial Bancorp., Inc. (a)	2,875	65,981
Tree.com, Inc.*	1,621	25,401
TrustCo Bank Corp. (a)	24,678	141,158
United Financial Bancorp., Inc. (a)	4,217	61,020
ViewPoint Financial Group (a)	8,741	167,565
Walker & Dunlop, Inc.*	2,987	45,910
Waterstone Financial, Inc.*	1,961	10,178
Westfield Financial, Inc. (a)	6,809	50,999
WSFS Financial Corp.	2,043	84,335

		5,040,962
Health Care 13.2%
Biotechnology 3.9%
Achillion Pharmaceuticals, Inc.*	15,604	162,438
Acorda Therapeutics, Inc.*	10,526	269,571
Aegerion Pharmaceuticals, Inc.* (a)	5,788	85,778
Affymax, Inc.*	9,407	198,111
Agenus, Inc.* (a)	6,112	28,176
Alkermes PLC* (a)	32,302	670,267
Alnylam Pharmaceuticals, Inc.* (a)	12,153	228,355
AMAG Pharmaceuticals, Inc.* (a)	5,672	100,621
Amicus Therapeutics, Inc.* (a)	8,102	42,130
Anacor Pharmaceuticals, Inc.* (a)	3,988	26,241
Arena Pharmaceuticals, Inc.* (a)	57,001	474,248
ArQule, Inc.*	15,414	78,766
Array BioPharma, Inc.*	23,891	140,001
Astex Pharmaceuticals, Inc.*	25,057	76,925
Aveo Pharmaceuticals, Inc.* (a)	10,439	108,670
BioCryst Pharmaceuticals, Inc.* (a)	13,212	56,019
BioSpecifics Technologies Corp.* (a)	1,409	27,363
BioTime, Inc.* (a)	8,197	34,427
Celldex Therapeutics, Inc.* (a)	15,033	94,708
Cepheid, Inc.*	17,293	596,781
ChemoCentryx, Inc.*	1,325	15,410
Clovis Oncology, Inc.* (a)	3,665	74,949
Codexis, Inc.* (a)	6,422	19,459
Coronado Biosciences, Inc.* (a)	3,635	18,902
Cubist Pharmaceuticals, Inc.*	16,757	798,974
Curis, Inc.* (a)	21,427	88,708
Cytori Therapeutics, Inc.* (a)	14,106	62,208
Dendreon Corp.* (a)	40,188	194,108
Discovery Laboratories, Inc.* (a)	11,653	38,222
Durata Therapeutics, Inc.*	2,266	21,300
DUSA Pharmaceuticals, Inc.* (a)	5,538	37,603
Dyax Corp.*	25,060	65,156
Dynavax Technologies Corp.* (a)	45,589	217,004
Emergent Biosolutions, Inc.*	6,952	98,788
Enzon Pharmaceuticals, Inc.* (a)	11,391	79,281
Exact Sciences Corp.* (a)	15,022	165,392
Exelixis, Inc.* (a)	48,186	232,257
Genomic Health, Inc.* (a)	4,162	144,380
Geron Corp.* (a)	34,552	58,738
GTx, Inc.* (a)	7,616	34,881
Halozyme Therapeutics, Inc.* (a)	24,058	181,879
Idenix Pharmaceuticals, Inc.* (a)	19,406	88,685
ImmunoCellular Therapeutics Ltd.* (a)	10,706	30,084
ImmunoGen, Inc.* (a)	20,736	302,746
Immunomedics, Inc.* (a)	17,735	62,250
Infinity Pharmaceuticals, Inc.* (a)	5,233	123,237
InterMune, Inc.* (a)	17,534	157,280
Ironwood Pharmaceuticals, Inc. "A"* (a)	19,725	252,086
Isis Pharmaceuticals, Inc.* (a)	26,429	371,856
Keryx Biopharmaceuticals, Inc.* (a)	17,690	49,886
Lexicon Pharmaceuticals, Inc.* (a)	53,285	123,621
Ligand Pharmaceuticals, Inc. "B"* (a)	4,676	80,193
MannKind Corp.* (a)	30,261	87,152
Maxygen, Inc. (a)	7,387	19,502
Merrimack Pharmaceuticals, Inc.* (a)	4,085	38,317
Momenta Pharmaceuticals, Inc.* (a)	12,191	177,623
Neurocrine Biosciences, Inc.*	17,780	141,884
NewLink Genetics Corp.* (a)	3,401	55,198
Novavax, Inc.* (a)	29,339	63,372
NPS Pharmaceuticals, Inc.* (a)	22,518	208,292
OncoGenex Pharmaceutical, Inc.*	3,802	53,874
Oncothyreon, Inc.*	15,364	78,971
Opko Health, Inc.* (a)	28,831	120,514
Orexigen Therapeutics, Inc.*	16,183	92,405
Osiris Therapeutics, Inc.* (a)	4,179	46,178
PDL BioPharma, Inc. (a)	37,547	288,736
Pharmacyclics, Inc.* (a)	14,336	924,672
Progenics Pharmaceuticals, Inc.* (a)	7,920	22,730
Raptor Pharmaceuticals Corp.* (a)	13,432	74,682
Repligen Corp.*	8,285	49,379
Rigel Pharmaceuticals, Inc.* (a)	18,665	191,316
Sangamo BioSciences, Inc.* (a)	13,729	83,472
Seattle Genetics, Inc.* (a)	25,080	675,906
SIGA Technologies, Inc.* (a)	9,355	29,936
Spectrum Pharmaceuticals, Inc.* (a)	15,550	181,935
Sunesis Pharmaceuticals, Inc.* (a)	7,416	41,900
Synageva BioPharma Corp.*	2,459	131,384
Synergy Pharmaceuticals, Inc.* (a)	11,017	52,661
Synta Pharmaceuticals Corp.* (a)	9,966	75,941
Targacept, Inc.*	7,283	35,614
Theravance, Inc.* (a)	15,983	414,120
Threshold Pharmaceuticals, Inc.* (a)	12,056	87,286
Trius Therapeutics, Inc.* (a)	6,705	39,090
Vanda Pharmaceuticals, Inc.*	7,331	29,544
Verastem, Inc.* (a)	1,606	15,080
Vical, Inc.* (a)	20,422	88,223
XOMA Corp.* (a)	18,281	67,457
ZIOPHARM Oncology, Inc.* (a)	17,876	97,424

		12,670,889
Health Care Equipment & Supplies 3.3%
Abaxis, Inc.*	5,682	204,097
ABIOMED, Inc.* (a)	8,726	183,159
Accuray, Inc.*	19,141	135,518
Align Technology, Inc.* (a)	18,934	699,990
Alphatec Holdings, Inc.*	14,080	23,232
Analogic Corp.	3,216	251,395
AngioDynamics, Inc.*	6,425	78,385
Anika Therapeutics, Inc.*	3,160	47,463
Antares Pharma, Inc.* (a)	24,495	106,798
ArthroCare Corp.*	7,248	234,835
AtriCure, Inc.*	3,732	27,766
Atrion Corp.	417	92,366
Cantel Medical Corp. (a)	5,491	148,696
Cardiovascular Systems, Inc.* (a)	4,526	52,321
Cerus Corp.* (a)	14,245	48,433
Conceptus, Inc.* (a)	8,317	168,918
CONMED Corp.	7,417	211,385
CryoLife, Inc.	7,011	47,114
Cyberonics, Inc.*	7,220	378,472
Cynosure, Inc. "A"*	2,497	65,871
Derma Sciences, Inc.* (a)	2,505	26,002
Dexcom, Inc.*	17,988	270,360
Endologix, Inc.* (a)	14,464	199,892
EnteroMedics, Inc.* (a)	6,833	24,940
Exactech, Inc.*	2,330	41,544
Globus Medical, Inc. "A"*	2,515	45,345
Greatbatch, Inc.*	6,149	149,605
Haemonetics Corp.*	6,712	538,302
Hansen Medical, Inc.* (a)	14,467	28,211
HeartWare International, Inc.* (a)	3,734	352,826
ICU Medical, Inc.* (a)	3,268	197,649
Insulet Corp.* (a)	12,585	271,584
Integra LifeSciences Holdings*	5,105	209,816
Invacare Corp.	8,566	121,123
IRIS International, Inc.*	4,126	80,540
MAKO Surgical Corp.* (a)	9,688	168,668
Masimo Corp.*	13,170	318,451
Meridian Bioscience, Inc. (a)	10,877	208,621
Merit Medical Systems, Inc.*	11,180	166,917
Natus Medical, Inc.*	7,709	100,757
Navidea Biopharmaceuticals, Inc.* (a)	25,307	69,594
Neogen Corp.*	6,194	264,484
NuVasive, Inc.* (a)	11,328	259,525
NxStage Medical, Inc.* (a)	12,837	169,577
OraSure Technologies, Inc.*	12,938	143,871
Orthofix International NV* (a)	4,907	219,588
Palomar Medical Technologies, Inc.* (a)	5,096	48,106
PhotoMedex, Inc.* (a)	3,516	49,435
Quidel Corp.* (a)	7,476	141,521
Rochester Medical Corp.*	2,849	33,647
Rockwell Medical Technologies, Inc.* (a)	5,612	45,850
RTI Biologics, Inc.*	14,435	60,194
Solta Medical, Inc.* (a)	16,467	51,706
Spectranetics Corp.*	8,971	132,322
STAAR Surgical Co.* (a)	9,836	74,360
STERIS Corp.	15,264	541,414
SurModics, Inc.*	3,955	79,970
Symmetry Medical, Inc.*	9,633	95,270
Tornier NV*	4,059	76,918
Unilife Corp.* (a)	19,901	62,091
Utah Medical Products, Inc.	881	29,945
Vascular Solutions, Inc.*	4,436	65,697
Volcano Corp.*	14,068	401,923
West Pharmaceutical Services, Inc.	8,947	474,817
Wright Medical Group, Inc.* (a)	10,357	228,993
Young Innovations, Inc.	1,416	55,366
Zeltiq Aesthetics, Inc.* (a)	4,544	25,628

		10,629,179
Health Care Providers & Services 2.9%
Acadia Healthcare Co., Inc.*	6,173	147,226
Accretive Health, Inc.*	14,649	163,483
Air Methods Corp.*	3,381	403,590
Almost Family, Inc.* (a)	2,247	47,816
Amedisys, Inc.* (a)	7,907	109,196
AMN Healthcare Services, Inc.* (a)	10,673	107,370
AmSurg Corp.*	8,310	235,838
Assisted Living Concepts, Inc. "A" (a)	5,298	40,424
Bio-Reference Laboratories, Inc.* (a)	6,505	185,913
BioScrip, Inc.*	11,778	107,298
Capital Senior Living Corp.*	7,240	104,763
Centene Corp.*	13,552	506,980
Chemed Corp.	5,062	350,746
Chindex International, Inc.* (a)	3,029	31,290
CorVel Corp.*	1,581	70,750
Cross Country Healthcare, Inc.*	6,856	32,360
Emeritus Corp.* (a)	8,058	168,734
ExamWorks Group, Inc.*	7,845	117,047
Five Star Quality Care, Inc.*	10,761	54,989
Gentiva Health Services, Inc.* (a)	8,193	92,745
Hanger, Inc.*	8,960	255,629
HEALTHSOUTH Corp.* (a)	25,191	606,095
Healthways, Inc.*	8,687	101,725
HMS Holdings Corp.* (a)	22,641	756,889
IPC The Hospitalist Co.*	4,331	197,927
Kindred Healthcare, Inc.* (a)	14,062	160,026
Landauer, Inc.	2,510	149,897
LHC Group, Inc.*	4,193	77,445
Magellan Health Services, Inc.*	7,195	371,334
Metropolitan Health Networks, Inc.*	11,883	110,987
Molina Healthcare, Inc.*	7,826	196,824
MWI Veterinary Supply, Inc.*	3,356	358,018
National Healthcare Corp. (a)	2,721	129,900
National Research Corp.	675	33,932
Owens & Minor, Inc.	16,815	502,432
PDI, Inc.*	2,687	21,415
PharMerica Corp.* (a)	7,673	97,140
Providence Service Corp.*	3,628	47,128
PSS World Medical, Inc.*	13,210	300,924
Select Medical Holdings Corp.* (a)	9,375	105,281
Skilled Healthcare Group, Inc. "A"*	5,253	33,777
Sun Healthcare Group, Inc.*	6,638	56,191
Sunrise Senior Living, Inc.* (a)	15,357	219,144
Team Health Holdings, Inc.*	7,432	201,630
The Ensign Group, Inc.	4,664	142,742
Triple-S Management Corp. "B"*	5,060	105,754
U.S. Physical Therapy, Inc.	3,095	85,515
Universal American Corp.*	10,073	93,074
Vanguard Health Systems, Inc.*	8,187	101,273
WellCare Health Plans, Inc.*	11,344	641,503

		9,340,109
Health Care Technology 0.7%
athenahealth, Inc.* (a)	9,443	866,584
Computer Programs & Systems, Inc.	2,965	164,706
ePocrates, Inc.*	5,010	58,366
Greenway Medical Technologies, Inc.* (a)	1,996	34,132
HealthStream, Inc.*	5,235	148,988
MedAssets, Inc.*	15,331	272,892
Medidata Solutions, Inc.*	5,812	241,198
Mediware Information Systems, Inc.*	963	21,099
Merge Healthcare, Inc.*	14,878	56,983
Omnicell, Inc.*	8,808	122,431
Quality Systems, Inc. (a)	10,326	191,547
Vocera Communications, Inc.* (a)	1,805	55,793

		2,234,719
Life Sciences Tools & Services 0.4%
Affymetrix, Inc.* (a)	19,138	82,868
BG Medicine, Inc.*	2,890	10,635
Cambrex Corp.*	7,611	89,277
Fluidigm Corp.* (a)	5,494	93,398
Furiex Pharmaceuticals, Inc.*	1,972	37,626
Harvard Bioscience, Inc.*	5,969	25,249
Luminex Corp.* (a)	10,879	211,488
Pacific Biosciences of California, Inc.*	9,016	16,499
PAREXEL International Corp.*	15,827	486,838
Sequenom, Inc.*	30,531	107,774

		1,161,652
Pharmaceuticals 2.0%
Acura Pharmaceuticals, Inc.* (a)	3,929	6,836
Akorn, Inc.*	14,843	196,224
Ampio Pharmaceuticals, Inc.* (a)	5,510	21,489
Auxilium Pharmaceuticals, Inc.*	12,752	311,914
AVANIR Pharmaceuticals, Inc. "A"* (a)	35,155	112,496
BioDelivery Sciences International, Inc.* (a)	5,688	35,948
BioSante Pharmaceuticals, Inc.*	1	2
Cadence Pharmaceuticals, Inc.* (a)	16,172	63,394
Cempra, Inc.*	1,039	7,741
Corcept Therapeutics, Inc.* (a)	11,753	32,791
Cornerstone Therapeutics, Inc.* (a)	2,025	10,388
Cumberland Pharmaceuticals, Inc.*	3,189	20,601
DepoMed, Inc.*	14,977	88,514
Endocyte, Inc.* (a)	7,940	79,162
Hi-Tech Pharmacal Co., Inc.* (a)	2,901	96,052
Horizon Pharma, Inc.* (a)	5,672	19,682
Impax Laboratories, Inc.*	17,652	458,246
Jazz Pharmaceuticals PLC*	10,947	624,088
Lannett Co., Inc.*	4,143	20,011
MAP Pharmaceuticals, Inc.* (a)	6,680	104,008
Medicines Co.*	14,533	375,097
Medicis Pharmaceutical Corp. "A" (a)	15,191	657,315
Nektar Therapeutics* (a)	30,123	321,714
Obagi Medical Products, Inc.*	5,131	63,676
Omeros Corp.* (a)	6,018	56,569
Optimer Pharmaceuticals, Inc.* (a)	12,282	173,422
Pacira Pharmaceuticals, Inc.* (a)	4,955	86,217
Pain Therapeutics, Inc.*	10,693	54,000
Par Pharmaceutical Companies, Inc.* (a)	9,696	484,606
Pernix Therapeutics Holdings, Inc.* (a)	2,453	18,275
POZEN, Inc.* (a)	6,813	45,170
Questcor Pharmaceuticals, Inc.* (a)	14,166	262,071
Repros Therapeutics, Inc.* (a)	3,978	60,585
Sagent Pharmaceuticals, Inc.*	2,521	40,210
Santarus, Inc.* (a)	14,155	125,696
SciClone Pharmaceuticals, Inc.* (a)	15,227	84,510
Sucampo Pharmaceuticals, Inc. "A"*	2,707	13,616
Supernus Pharmaceuticals, Inc.* (a)	980	11,319
Transcept Pharmaceuticals, Inc.*	3,386	17,980
Ventrus Biosciences, Inc.*	3,350	11,993
ViroPharma, Inc.*	18,375	555,292
VIVUS, Inc.*	26,270	468,131
XenoPort, Inc.* (a)	9,635	110,417
Zogenix, Inc.* (a)	9,783	26,023

		6,433,491
Industrials 14.6%
Aerospace & Defense 1.6%
AAR Corp. (a)	10,446	171,523
Aerovironment, Inc.*	4,657	109,300
American Science & Engineering, Inc.	2,335	153,199
API Technologies Corp.* (a)	8,697	24,960
Astronics Corp.*	2,764	85,131
Ceradyne, Inc.	6,285	153,543
CPI Aerostructures, Inc.*	1,506	16,325
Cubic Corp.	4,170	208,750
Curtiss-Wright Corp.	12,390	405,153
DigitalGlobe, Inc.* (a)	9,448	192,645
Esterline Technologies Corp.*	8,075	453,331
GenCorp, Inc.* (a)	15,572	147,778
GeoEye, Inc.*	4,054	107,147
HEICO Corp. (a)	13,863	536,359
Hexcel Corp.*	26,274	631,102
Kratos Defense & Security Solutions, Inc.* (a)	10,775	62,926
LMI Aerospace, Inc.* (a)	2,340	47,830
Moog, Inc. "A"*	11,944	452,319
National Presto Industries, Inc. (a)	1,279	93,214
Orbital Sciences Corp.* (a)	15,464	225,156
SIFCO Industries, Inc.	676	12,303
Sypris Solutions, Inc.	2,843	20,299
Taser International, Inc.*	14,791	89,190
Teledyne Technologies, Inc.*	9,714	615,770
The Keyw Holding Corp.*	4,886	61,075

		5,076,328
Air Freight & Logistics 0.4%
Air Transport Services Group, Inc.*	14,420	63,448
Atlas Air Worldwide Holdings, Inc.*	6,954	359,035
Echo Global Logistics, Inc.* (a)	3,941	67,588
Forward Air Corp.	7,613	231,511
Hub Group, Inc. "A"*	9,758	289,618
Pacer International, Inc.*	9,352	37,221
Park-Ohio Holdings Corp.*	2,206	47,804
XPO Logistics, Inc.* (a)	4,719	57,761

		1,153,986
Airlines 0.7%
Alaska Air Group, Inc.*	18,735	656,849
Allegiant Travel Co.* (a)	3,931	249,068
Hawaiian Holdings, Inc. "A"* (a)	13,574	75,878
JetBlue Airways Corp.* (a)	61,486	294,518
Republic Airways Holdings, Inc.*	12,879	59,630
SkyWest, Inc. (a)	13,385	138,267
Spirit Airlines, Inc.*	10,909	186,326
U.S. Airways Group, Inc.* (a)	42,711	446,757

		2,107,293
Building Products 0.8%
A.O. Smith Corp. (a)	10,250	589,785
AAON, Inc. (a)	5,014	98,726
Ameresco, Inc. "A"* (a)	5,435	64,187
American Woodmark Corp.* (a)	2,550	50,923
Apogee Enterprises, Inc.	7,527	147,680
Builders FirstSource, Inc.* (a)	11,657	60,500
Gibraltar Industries, Inc.*	8,113	104,009
Griffon Corp.	12,073	124,352
Insteel Industries, Inc.	4,711	55,260
NCI Building Systems, Inc.*	4,812	48,264
Nortek, Inc.* (a)	2,079	113,784
Patrick Industries, Inc.*	1,065	16,476
PGT, Inc.*	5,284	17,331
Quanex Building Products Corp.	9,805	184,726
Simpson Manufacturing Co., Inc.	10,479	299,909
Trex Co., Inc.* (a)	3,753	128,052
Universal Forest Products, Inc.	5,150	213,931
USG Corp.* (a)	19,519	428,442

		2,746,337
Commercial Services & Supplies 2.3%
A.T. Cross Co. "A"*	2,529	25,214
ABM Industries, Inc.	14,130	267,481
Acco Brands Corp.*	29,603	192,123
Acorn Energy, Inc. (a)	4,794	42,762
American Reprographics Co.*	9,656	41,231
Asset Acceptance Capital Corp.* (a)	4,246	31,675
ASTA Funding, Inc.	2,965	27,841
Casella Waste Systems, Inc. "A"* (a)	7,219	30,897
CECO Environmental Corp.	1,926	18,817
Cenveo, Inc.* (a)	15,166	34,730
CompX International, Inc.	452	6,861
Consolidated Graphics, Inc.*	2,075	54,137
Courier Corp.	2,933	35,841
Deluxe Corp. (a)	13,436	410,604
Encore Capital Group, Inc.*	5,694	160,912
EnergySolutions, Inc.*	21,222	57,936
EnerNOC, Inc.* (a)	6,765	87,810
Ennis, Inc.	6,979	114,525
G & K Services, Inc. "A"	4,917	153,951
Gerber Scientific, Inc.	6,939	0
Healthcare Services Group, Inc.	17,684	404,433
Heritage-Crystal Clean, Inc.* (a)	2,060	40,891
Herman Miller, Inc.	15,345	298,307
HNI Corp. (a)	11,978	305,559
Innerworkings, Inc.* (a)	8,506	110,748
Interface, Inc. (a)	15,327	202,470
Intersections, Inc.	2,357	24,843
Kimball International, Inc. "B"	8,430	103,015
Knoll, Inc.	12,542	174,961
McGrath RentCorp.	6,440	168,020
Metalico, Inc.*	10,662	27,295
Mine Safety Appliances Co. (a)	7,251	270,245
Mobile Mini, Inc.*	9,978	166,732
Multi-Color Corp.	3,623	83,909
NL Industries, Inc. (a)	1,832	21,050
Portfolio Recovery Associates, Inc.* (a)	4,505	470,457
Quad Graphics, Inc.	6,590	111,766
Schawk, Inc.	2,999	39,137
Standard Parking Corp.* (a)	4,211	94,453
Steelcase, Inc. "A"	20,129	198,271
Swisher Hygiene, Inc.* (a)	30,213	41,694
Sykes Enterprises, Inc.*	10,201	137,101
Team, Inc.*	5,178	164,919
Tetra Tech, Inc.*	16,718	439,015
The Brink's Co. (a)	12,446	319,738
The Geo Group, Inc.	16,174	447,535
TMS International Corp. "A"* (a)	3,322	32,888
TRC Companies, Inc.*	3,842	28,892
U.S. Ecology, Inc.	4,755	102,613
UniFirst Corp.	3,800	253,802
United Stationers, Inc.	10,701	278,440
Viad Corp.	5,196	108,389

		7,466,936
Construction & Engineering 0.7%
Aegion Corp.*	10,453	200,279
Argan, Inc. (a)	2,655	46,330
Comfort Systems U.S.A., Inc.	9,634	105,300
Dycom Industries, Inc.*	8,707	125,207
EMCOR Group, Inc.	17,598	502,247
Furmanite Corp.* (a)	9,652	54,823
Granite Construction, Inc.	10,192	292,714
Great Lakes Dredge & Dock Co.	15,595	120,082
Layne Christensen Co.*	5,247	102,894
MasTec, Inc.*	15,351	302,415
Michael Baker Corp.* (a)	2,280	54,401
MYR Group, Inc.*	5,353	106,792
Northwest Pipe Co.*	2,425	59,776
Orion Marine Group, Inc.*	7,515	55,836
Pike Electric Corp.*	4,276	33,994
Primoris Services Corp. (a)	7,662	99,989
Sterling Construction Co., Inc.*	4,300	42,914
Tutor Perini Corp.*	9,605	109,881

		2,415,874
Electrical Equipment 1.2%
A123 Systems, Inc.*	28,702	7,176
Acuity Brands, Inc.	11,158	706,190
American Superconductor Corp.* (a)	10,494	43,550
AZZ, Inc. (a)	6,700	254,466
Belden, Inc.	11,998	442,486
Brady Corp. "A" (a)	12,948	379,118
Capstone Turbine Corp.* (a)	80,089	80,089
Coleman Cable, Inc.	2,288	22,056
Encore Wire Corp. (a)	4,921	143,989
EnerSys*	12,632	445,783
Enphase Energy, Inc.*	2,125	8,798
Franklin Electric Co., Inc.	6,168	373,102
FuelCell Energy, Inc.* (a)	37,513	33,011
Generac Holdings, Inc.	6,442	147,457
Global Power Equipment Group, Inc. (a)	4,607	85,183
II-VI, Inc.*	13,816	262,780
LSI Industries, Inc.	4,939	33,289
Powell Industries, Inc.* (a)	2,345	90,681
Preformed Line Products Co. (a)	570	30,957
Thermon Group Holdings, Inc.* (a)	3,936	98,361
Vicor Corp.	5,406	36,058

		3,724,580
Industrial Conglomerates 0.2%
Raven Industries, Inc.	9,538	280,703
Seaboard Corp.*	80	180,811
Standex International Corp.	3,269	145,307

		606,821
Machinery 3.2%
Accuride Corp.* (a)	12,736	59,350
Actuant Corp. "A"	19,263	551,307
Alamo Group, Inc.	1,777	60,027
Albany International Corp. "A" (a)	7,354	161,567
Altra Holdings, Inc. (a)	7,106	129,329
American Railcar Industries, Inc.* (a)	2,443	69,235
Ampco-Pittsburgh Corp.	2,295	42,343
Astec Industries, Inc.*	5,221	165,036
Barnes Group, Inc.	14,316	358,043
Blount International, Inc.* (a)	12,887	169,593
Briggs & Stratton Corp. (a)	12,861	240,115
Cascade Corp.	2,380	130,281
Chart Industries, Inc.*	7,893	582,898
CIRCOR International, Inc.	4,580	172,895
CLARCOR, Inc.	13,274	592,419
Columbus McKinnon Corp.*	5,006	75,641
Commercial Vehicle Group, Inc.*	6,545	48,106
Douglas Dynamics, Inc. (a)	5,933	87,749
Dynamic Materials Corp. (a)	3,487	52,375
Energy Recovery, Inc.* (a)	10,991	32,533
EnPro Industries, Inc.*	5,343	192,401
ESCO Technologies, Inc. (a)	7,026	272,960
Federal Signal Corp.* (a)	16,764	105,949
Flow International Corp.*	12,996	48,085
FreightCar America, Inc.	3,136	55,789
Gorman-Rupp Co.	3,907	105,489
Graham Corp.	2,692	48,644
Greenbrier Companies, Inc.*	6,130	98,938
Hardinge, Inc.	3,137	32,154
Hurco Companies, Inc.*	1,628	37,249
John Bean Technologies Corp.	7,587	123,896
Kadant, Inc.*	3,049	70,706
Kaydon Corp. (a)	8,437	188,483
L.B. Foster Co. "A"	2,345	75,837
Lindsay Corp. (a)	3,343	240,596
Lydall, Inc.*	4,356	61,376
Meritor, Inc.*	25,871	109,693
Met-Pro Corp.	4,051	36,256
Middleby Corp.*	4,936	570,799
Miller Industries, Inc.	2,809	45,084
Mueller Industries, Inc. (a)	7,156	325,383
Mueller Water Products, Inc. "A"	41,488	203,291
NACCO Industries, Inc. "A"	1,430	179,336
NN, Inc.*	4,544	38,579
Omega Flex, Inc.* (a)	800	8,488
PMFG, Inc.* (a)	5,418	43,832
Proto Labs, Inc.* (a)	1,291	43,662
RBC Bearings, Inc.* (a)	5,834	280,615
Rexnord Corp.* (a)	7,726	140,768
Robbins & Myers, Inc.	10,149	604,880
Sauer-Danfoss, Inc.	3,079	123,807
Sun Hydraulics Corp.	5,346	142,043
Tennant Co.	5,014	214,700
The Eastern Co. (a)	1,668	31,258
Titan International, Inc. (a)	11,096	195,955
TriMas Corp.*	8,400	202,524
Twin Disc, Inc. (a)	2,230	39,917
Wabash National Corp.*	18,266	130,237
Watts Water Technologies, Inc. "A" (a)	7,772	294,015
Woodward, Inc.	18,267	620,713

		10,165,229
Marine 0.0%
Genco Shipping & Trading Ltd.* (a)	7,928	29,175
International Shipholding Corp. (a)	1,425	24,040
Rand Logistics, Inc.*	4,745	35,730

		88,945
Professional Services 1.3%
Acacia Research Corp.*	13,094	358,906
Barrett Business Services, Inc.	1,760	47,696
CBIZ, Inc.*	10,384	62,512
CDI Corp. (a)	3,675	62,585
Corporate Executive Board Co.	8,825	473,285
CRA International, Inc.*	2,764	47,762
Dolan Co.*	8,156	43,879
Exponent, Inc.*	3,501	199,872
Franklin Covey Co.*	3,515	42,180
FTI Consulting, Inc.*	11,040	294,547
GP Strategies Corp.*	3,969	76,681
Heidrick & Struggles International, Inc. (a)	4,885	62,235
Hill International, Inc.*	6,325	27,577
Hudson Global, Inc.*	8,974	40,024
Huron Consulting Group, Inc.*	5,992	208,641
ICF International, Inc.*	5,266	105,847
Insperity, Inc. (a)	5,869	148,075
Kelly Services, Inc. "A"	6,991	88,087
Kforce, Inc.*	7,534	88,826
Korn/Ferry International*	12,524	191,993
Mistras Group, Inc.*	4,184	97,069
Navigant Consulting, Inc.*	13,490	149,064
Odyssey Marine Exploration, Inc.* (a)	19,399	61,301
On Assignment, Inc.*	11,203	223,164
Pendrell Corp.* (a)	40,128	45,345
Resources Connection, Inc.	11,311	148,287
RPX Corp.*	5,668	63,538
The Advisory Board Co.*	9,053	433,005
TrueBlue, Inc.*	10,659	167,559
VSE Corp. (a)	973	23,829
WageWorks, Inc.*	1,753	30,590

		4,113,961
Road & Rail 1.3%
AMERCO (a)	2,269	241,331
Arkansas Best Corp. (a)	6,792	53,793
Avis Budget Group, Inc.*	27,953	429,917
Celadon Group, Inc. (a)	5,191	83,419
Dollar Thrifty Automotive Group, Inc.* (a)	7,386	642,065
Genesee & Wyoming, Inc. "A"* (a)	11,638	778,117
Heartland Express, Inc. (a)	12,384	165,450
Knight Transportation, Inc.	15,166	216,874
Marten Transport Ltd. (a)	4,139	72,722
Old Dominion Freight Line, Inc.*	18,747	565,410
Patriot Transportation Holding, Inc.* (a)	1,628	45,389
Quality Distribution, Inc.*	5,736	53,058
RailAmerica, Inc.*	5,071	139,300
Roadrunner Transportation Systems, Inc.*	3,441	55,675
Saia, Inc.*	4,246	85,514
Swift Transportation Co.* (a)	20,562	177,244
Universal Truckload Services, Inc.	1,496	23,891
Werner Enterprises, Inc. (a)	11,613	248,170
Zipcar, Inc.* (a)	7,207	56,071

		4,133,410
Trading Companies & Distributors 0.9%
Aceto Corp.	7,182	67,870
Aircastle Ltd.	15,293	173,270
Applied Industrial Technologies, Inc. (a)	11,117	460,577
Beacon Roofing Supply, Inc.* (a)	12,359	352,231
BlueLinx Holdings, Inc.*	6,467	15,133
CAI International, Inc.* (a)	3,454	70,876
DXP Enterprises, Inc.*	2,284	109,107
Edgen Group, Inc.*	4,012	31,093
H&E Equipment Services, Inc. (a)	7,459	90,403
Houston Wire & Cable Co. (a)	4,524	48,678
Kaman Corp. (a)	6,953	249,335
Rush Enterprises, Inc. "A"*	8,598	165,597
SeaCube Container Leasing Ltd. (a)	2,950	55,313
TAL International Group, Inc. (a)	7,676	260,830
Textainer Group Holdings Ltd. (a)	3,284	100,326
Titan Machinery, Inc.* (a)	4,528	91,828
Watsco, Inc.	7,748	587,221
Willis Lease Finance Corp.*	1,420	17,523

		2,947,211
Transportation Infrastructure 0.0%
Wesco Aircraft Holdings, Inc.* (a)	4,725	64,544
Information Technology 16.7%
Communications Equipment 2.0%
ADTRAN, Inc. (a)	16,792	290,166
Ambient Corp.* (a)	726	3,819
Anaren, Inc.*	3,808	76,122
Arris Group, Inc.*	29,869	382,025
Aruba Networks, Inc.* (a)	29,488	663,038
Aviat Networks, Inc.*	15,896	37,832
Aware, Inc.	3,075	19,373
Bel Fuse, Inc. "B"	2,887	53,929
Black Box Corp.	4,636	118,264
CalAmp Corp.*	7,690	63,135
Calix, Inc.* (a)	10,651	68,166
Ciena Corp.* (a)	26,177	356,007
Comtech Telecommunications Corp. (a)	4,740	131,014
Digi International, Inc.*	6,804	69,129
Emulex Corp.*	23,081	166,414
Extreme Networks, Inc.* (a)	24,634	82,278
Finisar Corp.* (a)	24,084	344,401
Globecomm Systems, Inc.*	5,990	66,788
Harmonic, Inc.*	30,470	138,334
Infinera Corp.* (a)	28,599	156,723
InterDigital, Inc. (a)	11,685	435,617
Ixia* (a)	10,984	176,513
KVH Industries, Inc.* (a)	3,942	53,178
Loral Space & Communications, Inc.	2,881	204,839
NETGEAR, Inc.* (a)	10,027	382,430
NumereX Corp. "A"* (a)	2,509	28,427
Oclaro, Inc.* (a)	13,220	35,694
Oplink Communications, Inc.*	5,046	83,461
ParkerVision, Inc.*	20,348	47,614
PC-Tel, Inc.	4,967	35,017
Plantronics, Inc.	11,171	394,671
Procera Networks, Inc.*	5,065	119,027
ShoreTel, Inc.* (a)	12,511	51,170
Sonus Networks, Inc.*	55,953	105,192
Sycamore Networks, Inc.*	5,313	81,820
Symmetricom, Inc.*	11,136	77,618
Tellabs, Inc.	96,550	341,787
Telular Corp.	4,453	44,085
TESSCO Technologies, Inc.	1,444	30,569
Ubiquiti Networks, Inc.* (a)	2,809	33,427
ViaSat, Inc.* (a)	9,895	369,875
Westell Technologies, Inc. "A"*	13,638	29,185

		6,448,173
Computers & Peripherals 0.6%
3D Systems Corp.* (a)	12,332	405,106
Avid Technology, Inc.* (a)	8,000	75,680
Cray, Inc.*	9,660	122,682
Datalink Corp.*	4,072	33,716
Electronics for Imaging, Inc.*	12,158	201,944
Imation Corp.*	7,894	44,127
Immersion Corp.*	7,833	42,847
Intermec, Inc.*	15,837	98,348
Intevac, Inc.*	6,166	37,674
OCZ Technology Group, Inc.* (a)	17,447	60,541
QLogic Corp.*	25,663	293,072
Quantum Corp.*	62,774	101,066
Silicon Graphics International Corp.* (a)	8,188	74,511
STEC, Inc.*	9,117	61,540
Super Micro Computer, Inc.*	7,477	89,948
Synaptics, Inc.* (a)	8,852	212,625

		1,955,427
Electronic Equipment, Instruments & Components 2.3%
Aeroflex Holding Corp.*	5,160	34,211
Agilysys, Inc.* (a)	3,918	33,695
Anixter International, Inc.	7,456	428,422
Audience, Inc.* (a)	1,623	10,063
Badger Meter, Inc. (a)	3,763	136,936
Benchmark Electronics, Inc.*	15,144	231,249
Brightpoint, Inc.*	18,197	163,409
Checkpoint Systems, Inc.*	10,971	90,840
Cognex Corp. (a)	11,305	390,927
Coherent, Inc.*	6,234	285,891
CTS Corp.	9,191	92,553
Daktronics, Inc.	9,258	88,044
DTS, Inc.*	4,791	111,534
Echelon Corp.* (a)	10,727	41,192
Electro Rent Corp.	4,920	87,035
Electro Scientific Industries, Inc.	5,867	71,695
Fabrinet* (a)	5,922	68,636
FARO Technologies, Inc.*	4,530	187,180
FEI Co.	10,010	535,535
GSI Group, Inc.*	7,798	69,480
Insight Enterprises, Inc.*	11,625	203,205
InvenSense, Inc.* (a)	9,752	116,536
KEMET Corp.*	11,817	51,995
Key Tronic Corp.*	2,803	27,806
Littelfuse, Inc. (a)	5,709	322,787
Maxwell Technologies, Inc.* (a)	7,378	59,909
Measurement Specialties, Inc.*	4,043	133,338
Mercury Computer Systems, Inc.*	7,896	83,855
Mesa Laboratories, Inc.	688	33,285
Methode Electronics, Inc.	9,536	92,595
MTS Systems Corp.	4,200	224,910
Multi-Fineline Electronix, Inc.*	2,319	52,293
Neonode, Inc.* (a)	6,018	22,688
Newport Corp.*	9,959	110,147
OSI Systems, Inc.*	5,230	407,103
Park Electrochemical Corp.	5,527	137,235
PC Connection, Inc.	2,400	27,624
Plexus Corp.* (a)	9,181	278,092
Power-One, Inc.* (a)	17,744	99,366
RadiSys Corp.*	6,137	22,093
RealD, Inc.* (a)	11,779	105,304
Richardson Electronics Ltd. (a)	3,583	42,530
Rofin-Sinar Technologies, Inc.*	7,505	148,074
Rogers Corp.* (a)	4,230	179,183
Sanmina-SCI Corp.*	21,263	180,523
ScanSource, Inc.*	7,211	230,896
SYNNEX Corp.* (a)	6,889	224,444
TTM Technologies, Inc.* (a)	13,891	130,992
Universal Display Corp.* (a)	10,468	359,890
Viasystems Group, Inc.* (a)	1,161	20,085
Vishay Precision Group, Inc.* (a)	3,234	45,211
Zygo Corp.*	4,161	76,105

		7,408,626
Internet Software & Services 2.5%
Ancestry.com, Inc.* (a)	7,603	228,698
Angie's List, Inc.* (a)	9,537	100,902
Bankrate, Inc.* (a)	12,117	188,783
Bazaarvoice, Inc.* (a)	2,547	38,587
Blucora, Inc.* (a)	10,521	187,379
Brightcove, Inc.* (a)	1,519	17,742
Carbonite, Inc.* (a)	3,027	21,219
comScore, Inc.*	9,472	144,448
Constant Contact, Inc.* (a)	7,891	137,303
Cornerstone OnDemand, Inc.* (a)	8,832	270,789
CoStar Group, Inc.* (a)	7,415	604,619
DealerTrack Holdings, Inc.* (a)	11,171	311,112
Demand Media, Inc.*	8,031	87,297
Demandware, Inc.* (a)	1,752	55,626
Dice Holdings, Inc.*	11,891	100,122
Digital River, Inc.*	9,724	162,002
EarthLink, Inc.	28,195	200,748
Envestnet, Inc.*	5,632	65,894
ExactTarget, Inc.* (a)	2,617	63,384
Internap Network Services Corp.*	14,225	100,286
Intralinks Holdings, Inc.*	9,799	64,086
iPass, Inc.*	13,961	30,714
j2 Global, Inc. (a)	12,177	399,649
Keynote Systems, Inc. (a)	4,304	62,322
KIT Digital, Inc.* (a)	12,868	38,604
Limelight Networks, Inc.* (a)	16,309	38,163
Liquidity Services, Inc.*	6,198	311,202
LivePerson, Inc.* (a)	14,453	261,744
LogMeIn, Inc.* (a)	5,914	132,651
Marchex, Inc. "B" (a)	5,551	21,205
Market Leader, Inc.*	5,904	39,557
MeetMe, Inc.* (a)	4,972	14,170
Millennial Media, Inc.* (a)	3,060	43,911
Monster Worldwide, Inc.*	31,746	232,698
Move, Inc.*	10,390	89,562
NIC, Inc. (a)	16,913	250,313
OpenTable, Inc.* (a)	5,932	246,771
Perficient, Inc.* (a)	8,565	103,380
QuinStreet, Inc.* (a)	8,765	73,538
RealNetworks, Inc.*	5,493	45,702
Responsys, Inc.* (a)	9,593	98,136
Saba Software, Inc.*	7,972	79,640
SciQuest, Inc.*	4,790	87,178
Spark Networks, Inc.* (a)	3,089	18,905
SPS Commerce, Inc.* (a)	3,251	125,066
Stamps.com, Inc.* (a)	3,794	87,793
Support.com, Inc.*	12,427	52,566
Synacor, Inc.*	1,810	13,720
TechTarget, Inc.* (a)	3,701	21,873
The Active Network, Inc.* (a)	10,418	130,538
Travelzoo, Inc.* (a)	1,909	44,995
United Online, Inc. (a)	23,581	130,167
Unwired Planet, Inc.*	22,941	44,047
ValueClick, Inc.* (a)	21,230	364,944
VistaPrint NV* (a)	8,982	306,735
Vocus, Inc.*	5,528	110,892
Web.com Group, Inc.* (a)	9,118	163,668
WebMD Health Corp.* (a)	13,237	185,715
XO Group, Inc.*	7,115	59,410
Yelp, Inc.*	2,261	61,160
Zix Corp.*	15,785	45,303

		7,819,333
IT Services 1.9%
Acxiom Corp.* (a)	20,228	369,566
CACI International, Inc. "A"* (a)	5,949	308,099
Cardtronics, Inc.*	11,601	345,478
Cass Information Systems, Inc. (a)	2,410	101,148
CIBER, Inc.*	19,541	67,807
Computer Task Group, Inc.*	4,145	67,066
Convergys Corp.	30,736	481,633
CSG Systems International, Inc.*	9,068	203,939
EPAM Systems, Inc.* (a)	1,302	24,660
Euronet Worldwide, Inc.*	13,357	250,978
Exlservice Holdings, Inc.*	6,053	178,563
Forrester Research, Inc. (a)	3,732	107,370
Global Cash Access Holdings, Inc.*	17,620	141,841
Heartland Payment Systems, Inc.	10,200	323,136
Higher One Holdings Inc.* (a)	8,606	116,009
iGATE Corp.* (a)	8,605	156,353
Innodata, Inc.*	5,942	24,065
Lionbridge Technologies, Inc.*	15,386	54,159
ManTech International Corp. "A" (a)	6,075	145,800
Mattersight Corp.*	2,722	16,114
MAXIMUS, Inc.	8,943	534,076
ModusLink Global Solutions, Inc.*	10,185	37,583
MoneyGram International, Inc.*	5,760	86,054
PRGX Global, Inc.*	5,625	48,150
Sapient Corp.*	32,439	345,800
ServiceSource International, Inc.* (a)	13,302	136,478
Syntel, Inc.	4,052	252,885
TeleTech Holdings, Inc.* (a)	6,151	104,875
The Hackett Group, Inc.*	6,586	27,529
TNS, Inc.*	6,339	94,768
Unisys Corp.* (a)	11,489	239,201
Virtusa Corp.*	4,992	88,708
Wright Express Corp.* (a)	10,244	714,212

		6,194,103
Semiconductors & Semiconductor Equipment 3.4%
Advanced Energy Industries, Inc.*	10,564	130,148
Alpha & Omega Semiconductor Ltd.*	4,621	39,787
Amkor Technology, Inc.* (a)	21,376	94,054
ANADIGICS, Inc.* (a)	19,652	27,316
Applied Micro Circuits Corp.*	16,623	84,112
ATMI, Inc.*	8,295	154,038
AuthenTec, Inc.*	11,935	95,599
Axcelis Technologies, Inc.*	28,848	30,290
AXT, Inc.* (a)	8,503	28,740
Brooks Automation, Inc.	17,193	138,060
Cabot Microelectronics Corp.	6,151	216,146
Cavium, Inc.* (a)	13,105	436,790
CEVA, Inc.*	5,970	85,849
Cirrus Logic, Inc.*	16,991	652,284
Cohu, Inc.	6,641	62,359
Cymer, Inc.* (a)	8,169	417,109
Diodes, Inc.* (a)	9,255	157,428
DSP Group, Inc.*	6,073	36,074
Entegris, Inc.*	36,208	294,371
Entropic Communications, Inc.* (a)	23,195	134,995
Exar Corp.*	9,974	79,792
First Solar, Inc.* (a)	15,863	351,286
FormFactor, Inc.* (a)	13,234	73,978
FSI International, Inc.* (a)	10,049	62,304
GSI Technology, Inc.* (a)	5,571	27,576
GT Advanced Technologies, Inc.* (a)	31,195	170,013
Hittite Microwave Corp.* (a)	8,344	462,842
Inphi Corp.* (a)	6,321	67,382
Integrated Device Technology, Inc.*	37,071	217,977
Integrated Silicon Solution, Inc.* (a)	7,155	66,255
Intermolecular, Inc.* (a)	3,716	26,384
International Rectifier Corp.*	18,283	305,143
Intersil Corp. "A"	33,594	293,947
IXYS Corp.* (a)	6,194	61,444
Kopin Corp.*	16,889	63,503
Lattice Semiconductor Corp.*	31,184	119,435
LTX-Credence Corp.*	13,004	74,773
MA-COM Technology Solutions Holdings, Inc.*	1,630	20,701
Mattson Technology, Inc.*	15,699	15,228
MaxLinear, Inc. "A"* (a)	5,951	39,812
MEMC Electronic Materials, Inc.* (a)	60,006	165,017
Micrel, Inc. (a)	12,470	129,937
Microsemi Corp.*	23,515	471,946
Mindspeed Technologies, Inc.* (a)	8,832	30,559
MIPS Technologies, Inc.* (a)	12,820	94,740
MKS Instruments, Inc.	13,893	354,133
Monolithic Power Systems, Inc.*	7,953	157,072
MoSys, Inc.* (a)	8,668	35,019
Nanometrics, Inc.*	6,293	86,906
NeoPhotonics Corp.* (a)	5,249	30,654
NVE Corp.* (a)	1,302	77,065
OmniVision Technologies, Inc.*	13,777	192,258
PDF Solutions, Inc.* (a)	6,254	85,430
Peregrine Semiconductor Corp.*	1,660	28,120
Pericom Semiconductor Corp.*	6,165	53,543
Photronics, Inc.*	15,695	84,282
PLX Technology, Inc.*	11,988	69,171
Power Integrations, Inc.	7,413	225,578
QuickLogic Corp.* (a)	10,392	29,098
Rambus, Inc.* (a)	28,549	158,161
RF Micro Devices, Inc.*	73,215	289,199
Rubicon Technology, Inc.* (a)	4,227	40,495
Rudolph Technologies, Inc.*	8,474	88,977
Semtech Corp.* (a)	17,328	435,799
Sigma Designs, Inc.*	8,869	58,624
Silicon Image, Inc.*	22,318	102,440
Spansion, Inc. "A"*	12,515	149,179
STR Holdings, Inc.* (a)	8,021	24,865
SunPower Corp.* (a)	10,672	48,131
Supertex, Inc.* (a)	2,837	50,726
Tessera Technologies, Inc.	13,564	185,556
TriQuint Semiconductor, Inc.*	44,335	223,892
Ultra Clean Holdings*	5,955	34,003
Ultratech, Inc.*	6,875	215,737
Veeco Instruments, Inc.* (a)	10,245	307,555
Volterra Semiconductor Corp.*	6,592	144,167

		10,873,358
Software 4.0%
Accelrys, Inc.*	14,894	128,982
ACI Worldwide, Inc.* (a)	10,481	442,927
Actuate Corp.*	13,175	92,620
Advent Software, Inc.*	8,376	205,798
American Software, Inc. "A"	5,878	47,964
Aspen Technology, Inc.*	24,656	637,358
AVG Technologies NV* (a)	2,103	20,189
Blackbaud, Inc.	11,893	284,481
Bottomline Technologies, Inc.*	9,265	228,753
BroadSoft, Inc.* (a)	7,232	296,657
Callidus Software*	9,296	45,829
CommVault Systems, Inc.*	11,766	690,664
Comverse Technology, Inc.*	57,752	355,175
Deltek, Inc.* (a)	5,928	77,183
Digimarc Corp. (a)	1,901	42,297
Ebix, Inc. (a)	7,370	174,006
Ellie Mae, Inc.* (a)	5,788	157,607
Eloqua, Inc.*	2,428	47,953
Envivio, Inc.*	2,079	4,574
EPIQ Systems, Inc. (a)	8,137	109,199
ePlus, Inc.*	1,066	41,809
Fair Isaac Corp.	9,033	399,801
FalconStor Software, Inc.* (a)	8,242	19,369
Glu Mobile, Inc.* (a)	14,500	67,135
Guidance Software, Inc.*	3,841	43,250
Guidewire Software, Inc.* (a)	5,192	161,212
Imperva, Inc.* (a)	2,607	96,433
Infoblox, Inc.*	2,082	48,406
Interactive Intelligence Group* (a)	3,817	114,701
JDA Software Group, Inc.*	11,234	357,016
Jive Software, Inc.* (a)	4,337	68,134
Kenexa Corp.*	7,170	328,601
Manhattan Associates, Inc.*	5,354	306,624
Mentor Graphics Corp.*	24,546	379,972
MicroStrategy, Inc. "A"*	2,243	300,719
Monotype Imaging Holdings, Inc. (a)	9,797	152,735
NetScout Systems, Inc.*	9,645	246,044
OPNET Technologies, Inc.	4,009	136,587
Parametric Technology Corp.* (a)	31,512	686,962
Pegasystems, Inc. (a)	4,607	133,787
Pervasive Software, Inc.*	3,542	30,461
Progress Software Corp.* (a)	16,588	354,817
Proofpoint, Inc.* (a)	1,698	25,215
PROS Holdings, Inc.* (a)	5,658	107,898
QAD, Inc. "A"*	1,775	24,104
QLIK Technologies, Inc.*	22,503	504,292
RealPage, Inc.* (a)	9,404	212,530
Rosetta Stone, Inc.* (a)	2,899	36,962
Sapiens International Corp.* (a)	3,661	13,326
SeaChange International, Inc.*	7,652	60,068
Sourcefire, Inc.* (a)	7,789	381,895
SS&C Technologies Holdings, Inc.*	8,851	223,134
Synchronoss Technologies, Inc.* (a)	7,180	164,422
Take-Two Interactive Software, Inc.*	20,407	212,845
Tangoe, Inc.* (a)	7,759	101,876
TeleNav, Inc.*	4,248	25,361
TiVo, Inc.*	32,850	342,625
Tyler Technologies, Inc.*	7,926	348,902
Ultimate Software Group, Inc.* (a)	7,023	717,048
VASCO Data Security International, Inc.* (a)	7,302	68,493
Verint Systems, Inc.*	5,654	155,146
Virnetx Holding Corp.* (a)	11,050	281,001
Websense, Inc.*	9,942	155,592

		12,727,526
Materials 5.0%
Chemicals 2.1%
A. Schulman, Inc.	7,797	185,724
ADA-ES, Inc.* (a)	2,414	56,995
American Vanguard Corp. (a)	7,281	253,379
Arabian American Development Co.* (a)	5,349	52,367
Balchem Corp.	7,696	282,674
Calgon Carbon Corp.*	14,890	213,076
Chase Corp. (a)	1,651	30,329
Chemtura Corp.*	25,989	447,531
Ferro Corp.*	23,011	78,928
Flotek Industries, Inc.* (a)	13,086	165,800
FutureFuel Corp.	5,237	63,420
Georgia Gulf Corp.	9,018	326,632
GSE Holding, Inc.* (a)	2,103	16,509
H.B. Fuller Co.	13,176	404,240
Hawkins, Inc. (a)	2,459	102,171
Innophos Holdings, Inc.	5,734	278,042
Innospec, Inc.*	5,982	202,909
KMG Chemicals, Inc. (a)	1,977	36,574
Koppers Holdings, Inc. (a)	5,466	190,927
Kraton Performance Polymers, Inc.*	8,419	219,736
Landec Corp.*	6,891	78,902
LSB Industries, Inc.*	4,896	214,787
Minerals Technologies, Inc.	4,691	332,733
Olin Corp.	21,183	460,307
OM Group, Inc.*	8,383	155,421
Omnova Solutions, Inc.* (a)	11,898	90,068
PolyOne Corp.	23,650	391,880
Quaker Chemical Corp.	3,428	159,985
Sensient Technologies Corp. (a)	13,215	485,783
Spartech Corp.*	8,472	45,325
Stepan Co. (a)	2,195	210,983
TPC Group, Inc.* (a)	3,400	138,754
Tredegar Corp.	6,527	115,789
Zep, Inc.	5,785	87,469
Zoltek Companies, Inc.* (a)	7,464	57,398

		6,633,547
Construction Materials 0.3%
Eagle Materials, Inc.	11,918	551,327
Headwaters, Inc.* (a)	16,096	105,912
Texas Industries, Inc. (a)	5,947	241,745
United States Lime & Minerals, Inc.* (a)	464	22,369

		921,353
Containers & Packaging 0.2%
AEP Industries, Inc.*	1,125	68,164
Boise, Inc. (a)	26,263	230,064
Graphic Packaging Holding Co.*	43,957	255,390
Myers Industries, Inc.	8,970	140,111
UFP Technologies, Inc.*	1,471	25,875

		719,604
Metals & Mining 1.6%
A.M. Castle & Co.* (a)	4,420	55,206
AK Steel Holding Corp. (a)	28,794	138,211
AMCOL International Corp.	6,604	223,744
Century Aluminum Co.*	13,782	98,541
Coeur d'Alene Mines Corp.*	23,673	682,493
General Moly, Inc.* (a)	18,078	57,307
Globe Specialty Metals, Inc.	16,118	245,316
Gold Reserve, Inc.* (a)	14,021	45,428
Gold Resource Corp. (a)	7,722	165,637
Golden Minerals Co.* (a)	7,446	38,868
Golden Star Resources Ltd.* (a)	69,293	136,507
Handy & Harman Ltd.*	1,316	19,450
Haynes International, Inc.	3,232	168,549
Hecla Mining Co. (a)	75,131	492,108
Horsehead Holding Corp.* (a)	11,645	108,764
Kaiser Aluminum Corp.	5,082	296,738
Materion Corp.	5,433	129,305
McEwen Mining, Inc.* (a)	51,401	235,931
Metals U.S.A. Holdings Corp.*	3,232	43,212
Midway Gold Corp.* (a)	30,687	50,327
Noranda Aluminum Holding Corp.	8,952	59,889
Olympic Steel, Inc.	2,416	40,782
Paramount Gold and Silver Corp.* (a)	35,029	93,177
Revett Minerals, Inc.* (a)	6,194	22,051
RTI International Metals, Inc.* (a)	7,924	189,701
Schnitzer Steel Industries, Inc. "A"	6,614	186,184
Stillwater Mining Co.*	30,490	359,477
SunCoke Energy, Inc.* (a)	18,442	297,285
U.S. Antimony Corp.* (a)	14,417	28,113
U.S. Silica Holdings, Inc.* (a)	3,097	41,995
Universal Stainless & Alloy Products, Inc.*	1,831	68,022
Vista Gold Corp.* (a)	15,599	56,624
Worthington Industries, Inc.	13,770	298,258

		5,173,200
Paper & Forest Products 0.8%
Buckeye Technologies, Inc.	10,305	330,378
Clearwater Paper Corp.*	6,130	253,230
Deltic Timber Corp. (a)	2,845	185,665
KapStone Paper & Packaging Corp.*	10,562	236,483
Louisiana-Pacific Corp.* (a)	36,280	453,500
Neenah Paper, Inc. (a)	4,158	119,085
P.H. Glatfelter Co. (a)	11,302	201,289
Resolute Forest Products* (a)	21,309	277,017
Schweitzer-Mauduit International, Inc. (a)	8,144	268,671
Wausau Paper Corp. (a)	11,857	109,796

		2,435,114
Telecommunication Services 0.7%
Diversified Telecommunication Services 0.6%
8x8, Inc.* (a)	18,938	124,233
Atlantic Tele-Network, Inc.	2,377	102,163
Cbeyond, Inc.*	7,416	73,122
Cincinnati Bell, Inc.* (a)	52,280	297,996
Cogent Communications Group, Inc.	12,290	282,547
Consolidated Communications Holdings, Inc. (a)	10,415	179,034
FairPoint Communications, Inc.* (a)	5,540	41,882
General Communication, Inc. "A"*	9,696	95,021
Hawaiian Telcom Holdco, Inc.* (a)	2,746	48,687
HickoryTech Corp. (a)	3,385	35,813
IDT Corp. "B" (a)	3,793	38,954
inContact, Inc.* (a)	7,819	50,980
Iridium Communications, Inc.*	13,317	97,480
Lumos Networks Corp.	3,931	30,898
magicJack VocalTec Ltd.* (a)	4,045	99,224
Neutral Tandem, Inc.*	7,530	70,631
Orbcomm, Inc.*	8,994	33,638
Premiere Global Services, Inc.*	13,032	121,849
Primus Telecommunications Group, Inc. (a)	3,262	49,811
Towerstream Corp.* (a)	12,745	51,745
Vonage Holdings Corp.*	42,724	97,411

		2,023,119
Wireless Telecommunication Services 0.1%
Boingo Wireless, Inc.* (a)	4,230	33,586
Leap Wireless International, Inc.* (a)	14,435	98,447
NTELOS Holdings Corp. (a)	3,931	68,281
Shenandoah Telecommunications Co. (a)	6,174	108,662
U.S.A. Mobility, Inc. (a)	6,031	71,588

		380,564
Utilities 3.6%
Electric Utilities 1.5%
ALLETE, Inc.	10,108	421,908
Cleco Corp.	16,155	678,187
El Paso Electric Co.	10,540	360,995
Empire District Electric Co. (a)	10,957	236,123
IDACORP, Inc.	13,185	570,515
MGE Energy, Inc.	6,028	319,424
Otter Tail Corp.	9,429	224,976
PNM Resources, Inc.	20,969	440,978
Portland General Electric Co.	20,018	541,287
UIL Holdings Corp.	13,339	478,336
Unitil Corp. (a)	3,612	98,319
UNS Energy Corp.	10,636	445,223

		4,816,271
Gas Utilities 1.1%
Chesapeake Utilities Corp.	2,462	116,600
Delta Natural Gas Co., Inc. (a)	1,824	35,313
New Jersey Resources Corp. (a)	10,960	501,091
Northwest Natural Gas Co.	7,067	347,979
Piedmont Natural Gas Co., Inc. (a)	18,924	614,652
South Jersey Industries, Inc. (a)	7,993	423,069
Southwest Gas Corp.	12,135	536,367
The Laclede Group, Inc.	5,895	253,485
WGL Holdings, Inc. (a)	13,639	548,970

		3,377,526
Independent Power Producers & Energy Traders 0.3%
American DG Energy, Inc.* (a)	6,574	17,027
Atlantic Power Corp.	29,967	448,306
Genie Energy Ltd. "B"	3,759	26,952
GenOn Energy, Inc.*	203,491	514,832
Ormat Technologies, Inc. (a)	4,667	87,506

		1,094,623
Multi-Utilities 0.4%
Avista Corp.	15,446	397,580
Black Hills Corp.	11,649	414,355
CH Energy Group, Inc. (a)	3,917	255,428
NorthWestern Corp.	9,593	347,554

		1,414,917
Water Utilities 0.3%
American States Water Co. (a)	4,897	217,574
Artesian Resources Corp. "A" (a)	2,051	47,645
Cadiz, Inc.* (a)	3,195	31,023
California Water Service Group (a)	10,981	204,795
Connecticut Water Service, Inc. (a)	2,343	74,742
Consolidated Water Co., Ltd. (a)	3,947	32,642
Middlesex Water Co.	4,173	79,955
SJW Corp. (a)	3,811	96,647
York Water Co. (a)	3,484	63,896

		848,919

Total Common Stocks (Cost $285,994,942)		316,743,219
Warrants 0.0%
Energy
Magnum Hunter Resources Corp., Expiration Date 10/14/2013* (Cost $0)	2,943	646

	Principal Amount ($)	Value ($)
Government & Agency Obligation 0.4%
U.S. Treasury Obligation
U.S. Treasury Bill, 0.135% **, 11/1/2012(b) (Cost $1,334,845)	1,335,000	1,334,933

	Shares	Value ($)
Securities Lending Collateral 35.6%
Daily Assets Fund Institutional, 0.23% (c) (d) (Cost $114,207,073)	114,207,073	114,207,073
Cash Equivalents 1.1%
Central Cash Management Fund, 0.15% (c) (Cost $3,432,124)	3,432,124	3,432,124

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $404,968,984) †	135.8	435,717,995
Other Assets and Liabilities, Net (a)	(35.8)	(114,971,465)

Net Assets	100.0	320,746,530

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
**	Annualized yield at time of purchase; not a coupon rate.
†
The cost for federal income tax purposes was $409,004,235.  At September 30, 2012, net unrealized appreciation for all securities based on tax cost was $26,713,760.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $74,404,826 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $47,691,066.

(a)
All or a portion of these securities were on loan amounting to $110,355,455. In addition, included in other assets and liabilities, net is a pending sale, amounting to $39,494, that is also on loan. The value of all securities loaned at September 30, 2012 amounted to $110,394,949 which is 34.4% of net assets.

(b)	At September 30, 2012, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(c)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(d)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
REIT: Real Estate Investment Trust
At September 30, 2012, open futures contracts purchased were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Depreciation ($)

Russell E Mini 2000 Index	USD	12/21/2012	56	4,672,640	(32,110)

Currency Abbreviation

USD	United States Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2012 in valuing the Fund's investments.

	Level 1	Level 2	Level 3	Total
Assets
Common Stocks and Warrants(e)	$316,743,219	$—	$646	$316,743,865
Government & Agency Obligation	—	1,334,933	—	1,334,933
Short-Term Investments(e)	117,639,197	—	—	117,639,197
Total	$434,382,416	$1,334,933	$646	$435,717,995
Liabilities
Derivatives(f)	$(32,110)	$—	$—	$(32,110)
Total	$(32,110)	$—	$—	$(32,110)

There have been no transfers between fair value measurement levels during the period ended September 30, 2012.
(e)	See Investment Portfolio for additional detailed categorizations.
(f)	Derivatives include unrealized appreciation (depreciation) on futures contracts.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of September 30, 2012 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Futures
Equity Contracts	$(32,110)

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Small Cap Index VIP, a series of DWS Investments VIT Funds

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	November 20, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	November 20, 2012

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	November 20, 2012